Message From New York Life Insurance and Annuity Corporation

Dear Policyowner:

We’re pleased to provide the December 31, 2011 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio’s performance.

In an effort to both conserve resources and minimize the amount of paper mailed to you, we are providing the annual reports for the underlying investment divisions to you in a new format. Contained in this package is one or more annual report(s) for the investment divisions that your policy(ies) were allocated to as of December 31, 2011.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you’ll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2012

*	New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

**	Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery — including who can participate and what you can receive via eDelivery — please log on to www.newyorklife.com/vsc.

SMRU # 468360

Annual Report Table of Contents

The 2011 Annual Report for the Portfolios of the MainStay VP Funds Trust is provided to those policyowners that had allocations to any of the following Investment Divisions as of December 31, 2011:

MainStay VP Balanced – Service Class

MainStay VP Bond – Service Class

MainStay VP Cash Management

MainStay VP Common Stock – Service Class

MainStay VP Conservative Allocation – Service Class

MainStay VP Convertible – Service Class

Mainstay VP Flexible Bond Opportunities – Service Class

MainStay VP Floating Rate – Service Class

MainStay VP Government – Service Class

MainStay VP Growth Allocation – Service Class

MainStay VP Growth Equity – Service Class

MainStay VP High Yield Corporate Bond – Service Class

MainStay VP ICAP Select Equity – Service Class

MainStay VP Income Builder – Service Class

MainStay VP International Equity – Service Class

MainStay VP Large Cap Growth – Service Class

MainStay VP Mid Cap Core – Service Class

MainStay VP Moderate Allocation – Service Class

MainStay VP Moderate Growth Allocation – Service Class

MainStay VP S&P 500 Index – Service Class

MainStay VP U.S. Small Cap – Service Class

The individual 2011 Annual Reports for the following New York Life Variable Annuities Investment Divisions (other than Portfolios of the MainStay VP Funds Trust) are provided to policy owners based on their allocations as of December 31, 2011:

Alger Small Cap Growth – Class S Shares (closed to new investors)

BlackRock® Global Allocation V.I. Fund – Class III Shares

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio – Small Cap Value Fund – Class 2

Dreyfus IP Technology Growth – Service Shares

Fidelity® VIP Contrafund® – Service Class 2

Fidelity® VIP Equity-Income – Service Class 2

Fidelity® VIP Mid Cap – Service Class 2

Janus Aspen Balanced Portfolio – Service Shares

Janus Aspen Worldwide Portfolio – Service Shares

MFS® Investors Trust Series – Service Class

MFS® Research Series – Service Class

MFS® Utilities Series – Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S

PIMCO Real Return Portfolio – Advisor Class

Royce Micro-Cap Portfolio – Investment Class

Royce Small-Cap Portfolio – Investment Class

T. Rowe Price Equity Income Portfolio II

UIF Emerging Markets Equity Portfolio – Class II

Van Eck VIP Global Hard Assets

Victory VIF Diversified Stock – Class A Shares

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NYLIAC Variable Annuity Separate Account-IV

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Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Cash Management

ASSETS:
Investment at net asset value	$69,913,112	$185,220,999	$261,010,451
Dividends due and accrued	—	—	2,354
Net receivable (payable) to New York Life Insurance and Annuity Corporation	86,785	490,476	(149,448)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	148,401	375,976	502,755

Total net assets	$69,851,496	$185,335,499	$260,360,602

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$32,300,635	$92,259,102	$151,661,447
Series II Policies	8,700,100	30,025,317	29,682,212
Series III Policies	28,704,878	62,344,293	77,642,639
Series IV Policies	145,883	706,787	1,374,304

Total net assets	$69,851,496	$185,335,499	$260,360,602

Series I variable accumulation unit value	$12.70	$15.21	$1.17

Series II variable accumulation unit value	$12.33	$11.82	$10.00

Series III variable accumulation unit value	$12.63	$11.82	$10.00

Series IV variable accumulation unit value	$9.59	$10.52	$1.00

Identified Cost of Investment	$68,401,810	$181,741,347	$261,013,896

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class

$19,868,023	$244,669,858	$147,201,263	$21,622,353	$175,494,060	$112,623,665	$117,545,928
—	—	—	—	621,419	—	—
(8,402)	762,516	(7,888)	(71,021)	(178,858)	330,893	(37,387)

44,870	497,023	348,785	19,699	401,786	233,367	277,761

$19,814,751	$244,935,351	$146,844,590	$21,531,633	$175,534,835	$112,721,191	$117,230,780

$16,813,234	$107,533,060	$75,413,198	$6,065,667	$84,819,424	$64,918,569	$83,871,601
884,766	35,169,725	22,927,694	5,344,410	28,946,949	17,221,039	9,146,349
2,075,087	101,714,991	47,943,091	9,806,096	61,261,631	30,352,074	23,723,437
41,664	517,575	560,607	315,460	506,831	229,509	489,393

$19,814,751	$244,935,351	$146,844,590	$21,531,633	$175,534,835	$112,721,191	$117,230,780

$14.23	$13.02	$16.44	$9.85	$12.43	$14.45	$10.94

$12.38	$12.27	$12.87	$9.85	$11.50	$11.39	$12.30

$12.66	$12.19	$12.87	$9.85	$11.48	$11.29	$12.30

$9.26	$9.72	$8.78	$9.85	$9.99	$10.45	$8.82

$20,894,325	$234,731,053	$141,445,470	$21,946,043	$172,756,323	$112,466,524	$119,155,946

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class

ASSETS:
Investment at net asset value	$13,530,643	$589,374,584	$194,735,939
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	14,669	788,155	(38,308)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	28,576	1,221,785	440,481

Total net assets	$13,516,736	$588,940,954	$194,257,150

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$10,075,773	$264,360,064	$127,268,942
Series II Policies	883,822	94,536,527	26,407,560
Series III Policies	2,502,907	228,528,603	40,123,050
Series IV Policies	54,234	1,515,760	457,598

Total net assets	$13,516,736	$588,940,954	$194,257,150

Series I variable accumulation unit value	$13.04	$18.17	$14.75

Series II variable accumulation unit value	$12.49	$13.25	$12.88

Series III variable accumulation unit value	$12.49	$13.18	$12.94

Series IV variable accumulation unit value	$9.11	$10.15	$9.04

Identified Cost of Investment	$12,790,150	$572,138,159	$185,386,353

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class

$24,531,033	$126,707,653	$99,615,644	$105,276,002	$334,530,790	$537,474,443	$70,890,451
—	—	—	—	—	—	—
165,144	3,736	67,887	(68,968)	377,071	307,395	52,508

50,872	308,095	220,539	239,844	718,364	1,137,011	155,094

$24,645,305	$126,403,294	$99,462,992	$104,967,190	$334,189,497	$536,644,827	$70,787,865

$13,702,254	$82,539,149	$53,435,163	$81,877,533	$123,846,997	$154,497,792	$55,513,725
3,282,476	17,920,439	15,725,825	8,888,831	49,699,094	102,065,022	4,867,723
7,448,394	25,557,122	29,791,681	13,937,532	159,941,865	278,883,366	10,240,996
212,181	386,584	510,323	263,294	701,541	1,198,647	165,421

$24,645,305	$126,403,294	$99,462,992	$104,967,190	$334,189,497	$536,644,827	$70,787,865

$15.04	$15.24	$13.58	$17.04	$12.36	$11.65	$14.19

$13.18	$9.57	$13.43	$13.80	$12.41	$12.31	$13.09

$13.12	$9.69	$13.30	$13.52	$12.27	$12.68	$13.02

$9.63	$7.85	$8.98	$8.71	$9.40	$9.05	$9.33

$24,248,820	$172,901,398	$89,230,913	$90,355,827	$325,796,680	$536,796,080	$70,933,858

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

ASSETS:
Investment at net asset value	$47,649,465	$16,121,790	$75,080,330
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	5,578	(2,927)	596,234

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	105,486	34,804	56,375

Total net assets	$47,549,557	$16,084,059	$75,620,189

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$36,826,182	$16,084,059	$9,884,438
Series II Policies	4,011,432	—	17,019,970
Series III Policies	6,611,404	—	48,015,712
Series IV Policies	100,539	—	700,069

Total net assets	$47,549,557	$16,084,059	$75,620,189

Series I variable accumulation unit value	$17.47	$19.73	$9.02

Series II variable accumulation unit value	$13.77	$—	$9.02

Series III variable accumulation unit value	$13.61	$—	$9.02

Series IV variable accumulation unit value	$8.98	$—	$9.02

Identified Cost of Investment	$38,613,262	$14,455,231	$79,852,887

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares

$25,931,164	$32,578,448	$47,280,903	$203,964,155	$52,235,742	$134,732,913	$147,259,867
—	—	—	—	—	—	—
75,760	(23,641)	(19,349)	(49,077)	22,630	3,361	165,911

51,188	73,411	111,598	456,916	118,708	315,897	305,244

$25,955,736	$32,481,396	$47,149,956	$203,458,162	$52,139,664	$134,420,377	$147,120,534

$5,597,779	$20,336,559	$23,912,434	$140,378,966	$39,824,730	$74,702,917	$47,844,745
5,090,667	5,744,443	6,445,883	28,137,235	3,749,473	22,550,402	30,431,744
15,169,040	6,260,125	16,626,555	34,130,817	8,442,538	36,618,889	68,344,009
98,250	140,269	165,084	811,144	122,923	548,169	500,036

$25,955,736	$32,481,396	$47,149,956	$203,458,162	$52,139,664	$134,420,377	$147,120,534

$13.33	$13.43	$15.20	$17.16	$13.32	$21.39	$17.45

$12.83	$13.06	$14.27	$13.00	$12.92	$12.99	$11.95

$12.52	$13.05	$14.03	$13.05	$12.78	$13.06	$11.88

$9.80	$8.81	$8.62	$8.89	$9.18	$8.32	$9.45

$25,224,834	$34,490,755	$43,242,553	$219,923,068	$58,806,576	$137,024,766	$150,889,776

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class

ASSETS:
Investment at net asset value	$23,045,618	$4,275,524	$6,626,105
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	3,199	(258)	(3,522)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	58,092	9,649	14,028

Total net assets	$22,990,725	$4,265,617	$6,608,555

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$13,735,170	$2,887,831	$4,967,102
Series II Policies	3,635,296	371,987	554,629
Series III Policies	5,531,891	990,108	1,074,877
Series IV Policies	88,368	15,691	11,947

Total net assets	$22,990,725	$4,265,617	$6,608,555

Series I variable accumulation unit value	$11.49	$14.29	$15.65

Series II variable accumulation unit value	$11.28	$11.40	$12.78

Series III variable accumulation unit value	$10.89	$12.06	$12.82

Series IV variable accumulation unit value	$8.01	$9.02	$9.23

Identified Cost of Investment	$25,018,706	$3,940,952	$6,046,274

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II

$283,941,314	$29,057,810	$147,740,298	$92,385,427	$69,479,898	$86,478,537	$132,710,571
—	—	6,232	—	—	—	—
(422,166)	6,818	773,532	31,774	461	35,713	(27,818)

603,475	59,055	235,604	223,632	155,594	188,699	338,005

$282,915,673	$29,005,573	$148,284,458	$92,193,569	$69,324,765	$86,325,551	$132,344,748

$181,734,352	$18,550,504	$37,975,220	$51,256,523	$40,694,077	$60,311,942	$85,444,630
33,223,096	4,636,466	34,985,240	14,732,894	11,818,642	12,162,293	16,071,773
66,700,157	5,647,661	74,474,894	25,662,401	16,522,356	13,574,899	30,442,012
1,258,068	170,942	849,104	541,751	289,690	276,417	386,333

$282,915,673	$29,005,573	$148,284,458	$92,193,569	$69,324,765	$86,325,551	$132,344,748

$25.57	$18.00	$11.60	$15.81	$14.64	$14.80	$26.70

$13.66	$14.52	$11.60	$13.52	$13.12	$12.42	$11.62

$13.70	$14.69	$11.60	$13.75	$13.12	$12.95	$11.27

$9.51	$9.08	$10.69	$8.01	$8.91	$9.15	$7.97

$287,264,563	$27,326,219	$145,444,050	$90,715,298	$63,855,787	$93,333,989	$148,065,510

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

ASSETS:
Investment at net asset value	$248,455,735	$10,189,297
Dividends due and accrued	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	23,836	(834)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	626,705	23,631

Total net assets	$247,852,866	$10,164,832

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$157,658,784	$7,505,685
Series II Policies	30,132,421	1,153,289
Series III Policies	59,229,318	1,477,347
Series IV Policies	832,343	28,511

Total net assets	$247,852,866	$10,164,832

Series I variable accumulation unit value	$35.48	$12.54

Series II variable accumulation unit value	$13.16	$11.01

Series III variable accumulation unit value	$12.56	$11.54

Series IV variable accumulation unit value	$7.64	$8.78

Identified Cost of Investment	$257,611,380	$9,659,744

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

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Statement of Operations

For the year ended December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Cash Management

INVESTMENT INCOME (LOSS):
Dividend income	$880,030	$5,110,597	$20,021
Mortality and expense risk charges	(1,059,527)	(2,660,521)	(3,683,542)
Administrative charges	(99,014)	(169,905)	(293,517)

Net investment income (loss)	(278,511)	2,280,171	(3,957,038)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,223,272	24,030,861	105,002,922
Cost of investments sold	(8,048,029)	(22,691,474)	(105,011,108)

Net realized gain (loss) on investments	175,243	1,339,387	(8,186)
Realized gain distribution received	—	2,529,452	—
Change in unrealized appreciation (depreciation) on investments	311,626	1,686,398	11,296

Net gain (loss) on investments	486,869	5,555,237	3,110

Net increase (decrease) in net assets resulting from operations	$208,358	$7,835,408	$(3,953,928)

	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$32,667	$33,493,454	$2,448,891
Mortality and expense risk charges	(215,628)	(8,565,806)	(3,238,914)
Administrative charges	(14,486)	(681,383)	(190,554)

Net investment income (loss)	(197,447)	24,246,265	(980,577)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,237,254	56,201,719	23,104,797
Cost of investments sold	(3,414,675)	(57,641,224)	(26,612,138)

Net realized gain (loss) on investments	(177,421)	(1,439,505)	(3,507,341)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(137,354)	(3,070,048)	(2,734,662)

Net gain (loss) on investments	(314,775)	(4,509,553)	(6,242,003)

Net increase (decrease) in net assets resulting from operations	$(512,222)	$19,736,712	$(7,222,580)

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class

$257,974	$4,547,163	$3,405,904	$531,796	$6,470,224	$3,176,965	$848,186
(346,453)	(3,527,499)	(2,482,021)	(140,095)	(2,828,966)	(1,673,713)	(2,077,550)
(21,684)	(266,944)	(149,825)	(20,225)	(183,950)	(102,981)	(173,096)

(110,163)	752,720	774,058	371,476	3,457,308	1,400,271	(1,402,460)

5,101,226	22,194,224	17,826,438	1,505,160	26,798,443	24,701,836	13,804,549
(7,758,341)	(21,594,061)	(19,802,068)	(1,537,269)	(28,127,825)	(24,419,674)	(15,359,329)

(2,657,115)	600,163	(1,975,630)	(32,109)	(1,329,382)	282,162	(1,554,780)
—	892,379	—	—	—	850,063	—

2,670,960	(1,477,388)	(10,295,076)	(323,690)	(2,320,838)	1,121,248	(2,896,051)

13,845	15,154	(12,270,706)	(355,799)	(3,650,220)	2,253,473	(4,450,831)

$(96,318)	$767,874	$(11,496,648)	$15,677	$(192,912)	$3,653,744	$(5,853,291)

MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class

$871,318	$4,337,399	$—	$707,584	$5,182,022	$4,962,429	$1,050,486
(375,324)	(2,241,550)	(1,575,117)	(1,831,907)	(4,965,235)	(7,774,972)	(1,189,824)
(21,235)	(137,451)	(104,360)	(114,812)	(482,439)	(1,009,225)	(64,610)

474,759	1,958,398	(1,679,477)	(1,239,135)	(265,652)	(3,821,768)	(203,948)

3,950,171	13,842,681	10,823,782	17,622,169	28,892,022	27,802,856	13,516,339
(4,700,216)	(18,547,763)	(9,590,225)	(23,479,918)	(29,289,729)	(29,152,992)	(13,174,989)

(750,045)	(4,705,082)	1,233,557	(5,857,749)	(397,707)	(1,350,136)	341,350
—	—	—	—	725,981	—	—

584,091	(23,397,984)	(2,360,486)	1,393,617	(4,717,337)	(14,215,406)	(237,890)

(165,954)	(28,103,066)	(1,126,929)	(4,464,132)	(4,389,063)	(15,565,542)	103,460

$308,805	$(26,144,668)	$(2,806,406)	$(5,703,267)	$(4,654,715)	$(19,387,310)	$(100,488)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)

INVESTMENT INCOME (LOSS):
Dividend income	$333,124	$—	$1,747,691
Mortality and expense risk charges	(801,834)	(282,095)	(384,086)
Administrative charges	(54,353)	(18,679)	(86,555)

Net investment income (loss)	(523,063)	(300,774)	1,277,050

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	10,087,994	3,631,414	1,177,442
Cost of investments sold	(12,462,190)	(3,009,165)	(1,284,127)

Net realized gain (loss) on investments	(2,374,196)	622,249	(106,685)
Realized gain distribution received	—	—	1,667,289
Change in unrealized appreciation (depreciation) on investments	378,001	(1,093,941)	(4,772,556)

Net gain (loss) on investments	(1,996,195)	(471,692)	(3,211,952)

Net increase (decrease) in net assets resulting from operations	$(2,519,258)	$(772,466)	$(1,934,902)

	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$126,813	$32,416	$42,390
Mortality and expense risk charges	(417,704)	(70,063)	(106,090)
Administrative charges	(26,065)	(4,309)	(5,956)

Net investment income (loss)	(316,956)	(41,956)	(69,656)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,788,842	1,384,502	1,196,292
Cost of investments sold	(6,480,058)	(1,469,166)	(1,161,947)

Net realized gain (loss) on investments	(691,216)	(84,664)	34,345
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(3,172,528)	(88,619)	(149,828)

Net gain (loss) on investments	(3,863,744)	(173,283)	(115,483)

Net increase (decrease) in net assets resulting from operations	$(4,180,700)	$(215,239)	$(185,139)

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares

$341,904	$292,832	$—	$1,695,473	$1,243,441	$32,706	$2,886,453
(348,557)	(541,623)	(799,326)	(3,406,338)	(900,514)	(2,275,169)	(2,090,838)
(46,442)	(29,498)	(59,344)	(200,495)	(47,256)	(134,721)	(213,495)

(53,095)	(278,289)	(858,670)	(1,911,360)	295,671	(2,377,184)	582,120

2,562,957	6,336,979	9,636,744	22,917,797	10,706,979	13,973,194	10,090,823
(2,752,076)	(7,598,697)	(7,667,843)	(30,276,211)	(14,028,674)	(14,335,190)	(9,756,291)

(189,119)	(1,261,718)	1,968,901	(7,358,414)	(3,321,695)	(361,996)	334,532
—	3,571,007	—	—	—	256,972	6,072,265
532,871	(4,640,547)	(6,598,417)	(347,024)	2,361,988	(16,076,991)	(8,232,599)

343,752	(2,331,258)	(4,629,516)	(7,705,438)	(959,707)	(16,182,015)	(1,825,802)

$290,657	$(2,609,547)	$(5,488,186)	$(9,616,798)	$(664,036)	$(18,559,199)	$(1,243,682)

MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II

$8,139,960	$—	$1,482,188	$2,465,206	$245,696	$1,311,599	$559,558
(4,446,683)	(449,068)	(1,640,723)	(1,600,624)	(1,120,651)	(1,412,452)	(2,440,365)
(286,796)	(27,330)	(152,997)	(103,971)	(76,189)	(73,983)	(183,968)

3,406,481	(476,398)	(311,532)	760,611	(951,144)	(174,836)	(2,064,775)

28,170,963	4,577,656	5,610,784	14,069,609	10,050,614	11,379,910	23,517,829
(29,875,175)	(4,375,159)	(5,334,706)	(16,073,238)	(9,683,379)	(12,717,021)	(33,488,662)

(1,704,212)	202,497	276,078	(2,003,629)	367,235	(1,337,111)	(9,970,833)
—	—	4,047,974	—	—	—	—

9,338,153	(402,229)	2,723,515	(12,741,355)	(2,989,331)	(977,009)	(20,108,670)

7,633,941	(199,732)	7,047,567	(14,744,984)	(2,622,096)	(2,314,120)	(30,079,503)

$11,040,422	$(676,130)	$6,736,035	$(13,984,373)	$(3,573,240)	$(2,488,956)	$(32,144,278)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$3,176,302	$73,652
Mortality and expense risk charges	(4,584,461)	(174,743)
Administrative charges	(320,203)	(11,332)

Net investment income (loss)	(1,728,362)	(112,423)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	40,933,862	2,452,149
Cost of investments sold	(34,812,937)	(3,178,197)

Net realized gain (loss) on investments	6,120,925	(726,048)
Realized gain distribution received	3,401,041	—
Change in unrealized appreciation (depreciation) on investments	(60,979,214)	(140,343)

Net gain (loss) on investments	(51,457,248)	(866,391)

Net increase (decrease) in net assets resulting from operations	$(53,185,610)	$(978,814)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

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Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(278,511)	$(204,536)	$2,280,171	$1,898,603
Net realized gain (loss) on investments	175,243	(265,150)	1,339,387	845,312
Realized gain distribution received	—	—	2,529,452	1,730,959
Change in unrealized appreciation (depreciation) on investments	311,626	5,258,325	1,686,398	817,508

Net increase (decrease) in net assets resulting from operations	208,358	4,788,639	7,835,408	5,292,382

Contributions and (Withdrawals):
Payments received from policyowners	9,217,485	8,207,154	18,611,394	20,994,193
Policyowners’ surrenders	(3,468,506)	(2,396,385)	(8,864,834)	(6,771,206)
Policyowners’ annuity and death benefits	(282,682)	(138,580)	(892,387)	(624,751)
Net transfers from (to) Fixed Account	15,198,993	6,767,423	26,384,308	24,687,388
Transfers between Investment Divisions	(3,645,916)	(841,506)	1,975,322	15,443,390

Net contributions and (withdrawals)	17,019,374	11,598,106	37,213,803	53,729,014

Increase (decrease) in net assets	17,227,732	16,386,745	45,049,211	59,021,396
NET ASSETS:
Beginning of period	52,623,764	36,237,019	140,286,288	81,264,892

End of period	$69,851,496	$52,623,764	$185,335,499	$140,286,288

	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
	2011(a)	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$371,476	$3,457,308	$2,283,258
Net realized gain (loss) on investments	(32,109)	(1,329,382)	(662,766)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(323,690)	(2,320,838)	5,087,866

Net increase (decrease) in net assets resulting from operations	15,677	(192,912)	6,708,358

Contributions and (Withdrawals):
Payments received from policyowners	3,904,257	18,745,919	21,617,847
Policyowners’ surrenders	(238,865)	(10,252,468)	(7,423,042)
Policyowners’ annuity and death benefits	—	(1,864,492)	(262,387)
Net transfers from (to) Fixed Account	6,810,877	35,723,526	23,824,105
Transfers between Investment Divisions	11,039,687	(7,968,987)	3,360,946

Net contributions and (withdrawals)	21,515,956	34,383,498	41,117,469

Increase (decrease) in net assets	21,531,633	34,190,586	47,825,827
NET ASSETS:
Beginning of period	—	141,344,249	93,518,422

End of period	$21,531,633	$175,534,835	$141,344,249

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Cash Management		MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(3,957,038)	$(2,881,794)	$(110,163)	$(77,254)	$752,720	$995,005	$774,058	$1,218,350
(8,186)	(1,269)	(2,657,115)	(1,150,647)	600,163	(421,733)	(1,975,630)	(232,547)
—	—	—	—	892,379	—	—	—

11,296	(16,186)	2,670,960	3,335,784	(1,477,388)	11,775,237	(10,295,076)	15,318,458

(3,953,928)	(2,899,249)	(96,318)	2,107,883	767,874	12,348,509	(11,496,648)	16,304,261

38,745,632	39,024,002	539,639	858,448	29,435,434	19,239,293	13,657,047	15,917,842
(31,883,995)	(22,203,042)	(1,198,356)	(975,493)	(10,899,691)	(6,634,622)	(7,493,628)	(5,224,827)
(959,620)	(361,082)	(94,666)	(30,712)	(1,571,841)	(127,241)	(656,307)	(550,283)
18,371,941	19,112,708	837,670	1,115,989	55,908,916	27,959,697	24,050,419	20,182,262
85,609,707	(30,844,101)	(2,580,591)	(888,639)	10,885,059	8,905,558	(3,437,963)	5,250,175

109,883,665	4,728,485	(2,496,304)	79,593	83,757,877	49,342,685	26,119,568	35,575,169

105,929,737	1,829,236	(2,592,622)	2,187,476	84,525,751	61,691,194	14,622,920	51,879,430

154,430,865	152,601,629	22,407,373	20,219,897	160,409,600	98,718,406	132,221,670	80,342,240

$260,360,602	$154,430,865	$19,814,751	$22,407,373	$244,935,351	$160,409,600	$146,844,590	$132,221,670

MainStay VP Government— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class		MainStay VP High Yield Corporate Bond— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,400,271	$1,281,999	$(1,402,460)	$(934,037)	$(197,447)	$(153,605)	$24,246,265	$15,859,309
282,162	839,994	(1,554,780)	(2,316,388)	(177,421)	(57,627)	(1,439,505)	(1,567,416)
850,063	1,428,513	—	—	—	—	—	—

1,121,248	(1,342,662)	(2,896,051)	16,519,794	(137,354)	1,416,099	(3,070,048)	20,324,492

3,653,744	2,207,844	(5,853,291)	13,269,369	(512,222)	1,204,867	19,736,712	34,616,385

10,963,563	12,183,645	6,673,954	9,483,790	665,019	1,204,360	79,202,779	72,388,991
(7,600,765)	(6,541,145)	(7,292,627)	(5,665,362)	(846,742)	(656,026)	(31,311,996)	(20,236,673)
(486,110)	(302,992)	(341,189)	(157,939)	(5,763)	—	(2,353,401)	(2,254,697)
13,871,299	10,686,481	8,273,483	11,499,710	822,836	1,220,960	101,376,082	64,604,665
(2,319,295)	3,881,978	(2,920,630)	(3,784,266)	517,963	(322,868)	(12,288,054)	7,593,189

14,428,692	19,907,967	4,392,991	11,375,933	1,153,313	1,446,426	134,625,410	122,095,475

18,082,436	22,115,811	(1,460,300)	24,645,302	641,091	2,651,293	154,362,122	156,711,860

94,638,755	72,522,944	118,691,080	94,045,778	12,875,645	10,224,352	434,578,832	277,866,972

$112,721,191	$94,638,755	$117,230,780	$118,691,080	$13,516,736	$12,875,645	$588,940,954	$434,578,832

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP ICAP Select Equity— Service Class		MainStay VP Income Builder— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(980,577)	$(1,715,845)	$474,759	$181,358
Net realized gain (loss) on investments	(3,507,341)	(3,819,323)	(750,045)	(272,459)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,734,662)	29,892,707	584,091	1,780,508

Net increase (decrease) in net assets resulting from operations	(7,222,580)	24,357,539	308,805	1,689,407

Contributions and (Withdrawals):
Payments received from policyowners	11,630,538	13,775,493	3,123,641	1,574,457
Policyowners’ surrenders	(10,503,439)	(7,578,367)	(1,277,893)	(725,278)
Policyowners’ annuity and death benefits	(619,558)	(854,194)	(180,306)	(12,424)
Net transfers from (to) Fixed Account	22,691,854	22,733,572	4,584,832	2,172,519
Transfers between Investment Divisions	(10,891,206)	(2,130,414)	898,376	1,734,861

Net contributions and (withdrawals)	12,308,189	25,946,090	7,148,650	4,744,135

Increase (decrease) in net assets	5,085,609	50,303,629	7,457,455	6,433,542
NET ASSETS:
Beginning of period	189,171,541	138,867,912	17,187,850	10,754,308

End of period	$194,257,150	$189,171,541	$24,645,305	$17,187,850

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,821,768)	$(556,281)	$(203,948)	$(85,856)
Net realized gain (loss) on investments	(1,350,136)	(1,380,665)	341,350	(251,682)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(14,215,406)	33,686,121	(237,890)	8,093,326

Net increase (decrease) in net assets resulting from operations	(19,387,310)	31,749,175	(100,488)	7,755,788

Contributions and (Withdrawals):
Payments received from policyowners	107,071,536	76,812,805	3,555,194	5,358,641
Policyowners’ surrenders	(18,717,223)	(10,624,362)	(4,441,203)	(3,932,709)
Policyowners’ annuity and death benefits	(1,055,308)	(763,331)	(176,190)	(301,052)
Net transfers from (to) Fixed Account	157,133,990	60,370,542	4,408,269	3,930,679
Transfers between Investment Divisions	(17,091,712)	(5,002,248)	(4,258,164)	34,681

Net contributions and (withdrawals)	227,341,283	120,793,406	(912,094)	5,090,240

Increase (decrease) in net assets	207,953,973	152,542,581	(1,012,582)	12,846,028
NET ASSETS:
Beginning of period	328,690,854	176,148,273	71,800,447	58,954,419

End of period	$536,644,827	$328,690,854	$70,787,865	$71,800,447

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP International Equity— Service Class		MainStay VP Large Cap Growth— Service Class		MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,958,398	$1,749,307	$(1,679,477)	$(1,201,581)	$(1,239,135)	$(1,519,654)	$(265,652)	$802,267
(4,705,082)	(1,603,758)	1,233,557	360,268	(5,857,749)	(4,943,940)	(397,707)	(807,367)
—	—	—	—	—	—	725,981	—

(23,397,984)	4,432,334	(2,360,486)	11,155,071	1,393,617	25,623,925	(4,717,337)	20,703,929

(26,144,668)	4,577,883	(2,806,406)	10,313,758	(5,703,267)	19,160,331	(4,654,715)	20,698,829

9,049,401	12,499,618	9,933,413	10,656,163	5,945,176	6,332,180	59,666,103	47,204,316
(7,748,163)	(6,238,662)	(4,720,170)	(3,224,086)	(6,724,224)	(5,659,182)	(14,600,345)	(9,137,010)
(435,912)	(339,497)	(152,289)	(84,118)	(253,417)	(533,460)	(598,697)	(923,403)
13,983,056	17,274,693	12,770,688	13,769,088	6,077,717	5,963,607	72,404,525	41,225,599
(246,347)	2,338,030	(475,713)	1,984,840	(6,111,363)	(3,735,450)	(17,784,688)	1,444,376

14,602,035	25,534,182	17,355,929	23,101,887	(1,066,111)	2,367,695	99,086,898	79,813,878

(11,542,633)	30,112,065	14,549,523	33,415,645	(6,769,378)	21,528,026	94,432,183	100,512,707

137,945,927	107,833,862	84,913,469	51,497,824	111,736,568	90,208,542	239,757,314	139,244,607

$126,403,294	$137,945,927	$99,462,992	$84,913,469	$104,967,190	$111,736,568	$334,189,497	$239,757,314

MainStay VP U.S. Small Cap— Service Class		Alger Small Cap Growth— Class S Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Calvert VP SRI Balanced Portfolio
2011	2010	2011	2010	2011(a)	2011	2010

$(523,063)	$(776,763)	$(300,774)	$(317,938)	$1,277,050	$(53,095)	$39,010
(2,374,196)	(3,929,112)	622,249	166,467	(106,685)	(189,119)	(120,034)
—	—	—	—	1,667,289	—	—

378,001	13,934,715	(1,093,941)	3,992,226	(4,772,556)	532,871	997,336

(2,519,258)	9,228,840	(772,466)	3,840,755	(1,934,902)	290,657	916,312

2,686,590	3,346,117	44,075	65,971	26,471,927	5,682,770	3,664,504
(2,897,956)	(2,357,613)	(1,377,456)	(1,068,924)	(575,718)	(871,133)	(316,428)
(141,333)	(80,140)	(29,658)	(13,734)	—	(23,068)	—
2,579,735	3,136,204	29,186	91,609	28,429,811	8,333,141	3,259,841
(3,936,727)	(1,140,814)	(1,795,199)	(1,011,978)	23,229,071	(308,993)	281,449

(1,709,691)	2,903,754	(3,129,052)	(1,937,056)	77,555,091	12,812,717	6,889,366

(4,228,949)	12,132,594	(3,901,518)	1,903,699	75,620,189	13,103,374	7,805,678

51,778,506	39,645,912	19,985,577	18,081,878	—	12,852,362	5,046,684

$47,549,557	$51,778,506	$16,084,059	$19,985,577	$75,620,189	$25,955,736	$12,852,362

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Columbia Variable Portfolio— Small Cap Value Fund—Class 2		Dreyfus IP Technology Growth— Service Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(278,289)	$(191,039)	$(858,670)	$(523,175)
Net realized gain (loss) on investments	(1,261,718)	(855,317)	1,968,901	480,935
Realized gain distribution received	3,571,007	—	—	—
Change in unrealized appreciation (depreciation) on investments	(4,640,547)	6,782,310	(6,598,417)	8,104,051

Net increase (decrease) in net assets resulting from operations	(2,609,547)	5,735,954	(5,488,186)	8,061,811

Contributions and (Withdrawals):
Payments received from policyowners	3,063,812	3,379,263	5,647,554	6,423,371
Policyowners’ surrenders	(1,421,565)	(1,167,385)	(2,333,768)	(1,382,278)
Policyowners’ annuity and death benefits	(59,428)	(60,952)	(114,231)	(26,193)
Net transfers from (to) Fixed Account	3,678,391	3,089,035	8,751,209	5,083,802
Transfers between Investment Divisions	(2,962,876)	2,236,620	(1,832,417)	1,880,073

Net contributions and (withdrawals)	2,298,334	7,476,581	10,118,347	11,978,775

Increase (decrease) in net assets	(311,213)	13,212,535	4,630,161	20,040,586
NET ASSETS:
Beginning of period	32,792,609	19,580,074	42,519,795	22,479,209

End of period	$32,481,396	$32,792,609	$47,149,956	$42,519,795

	Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(316,956)	$(275,399)	$(41,956)	$(32,711)
Net realized gain (loss) on investments	(691,216)	(311,441)	(84,664)	(123,607)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(3,172,528)	3,463,739	(88,619)	544,827

Net increase (decrease) in net assets resulting from operations	(4,180,700)	2,876,899	(215,239)	388,509

Contributions and (Withdrawals):
Payments received from policyowners	2,136,147	3,350,979	142,841	277,236
Policyowners’ surrenders	(2,387,001)	(1,018,904)	(231,639)	(223,124)
Policyowners’ annuity and death benefits	(78,749)	(46,263)	—	(4,363)
Net transfers from (to) Fixed Account	2,502,885	2,664,927	310,393	476,055
Transfers between Investment Divisions	(676,911)	709,926	(173,253)	349,080

Net contributions and (withdrawals)	1,496,371	5,660,665	48,342	874,884

Increase (decrease) in net assets	(2,684,329)	8,537,564	(166,897)	1,263,393
NET ASSETS:
Beginning of period	25,675,054	17,137,490	4,432,514	3,169,121

End of period	$22,990,725	$25,675,054	$4,265,617	$4,432,514

(a)	For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Fidelity® VIP Contrafund®— Service Class 2		Fidelity® VIP Equity-Income— Service Class 2		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares
2011	2010	2011	2010	2011	2010	2011	2010

$(1,911,360)	$(1,231,448)	$295,671	$(78,022)	$(2,377,184)	$(1,669,004)	$582,120	$715,250
(7,358,414)	(7,438,449)	(3,321,695)	(2,094,506)	(361,996)	(383,532)	334,532	454,828
—	86,140	—	—	256,972	326,730	6,072,265	—

(347,024)	34,563,747	2,361,988	8,184,313	(16,076,991)	26,310,586	(8,232,599)	3,645,371

(9,616,798)	25,979,990	(664,036)	6,011,785	(18,559,199)	24,584,780	(1,243,682)	4,815,449

11,999,051	15,146,083	2,336,024	3,311,278	13,068,477	14,468,121	21,853,795	19,902,050
(10,469,886)	(8,650,290)	(2,972,799)	(2,693,764)	(6,283,022)	(4,727,222)	(5,296,073)	(2,658,022)
(890,624)	(620,432)	(199,095)	(153,214)	(397,957)	(409,430)	(570,429)	(151,983)
19,349,116	20,050,749	3,626,022	3,787,972	20,603,323	18,362,921	39,669,748	20,459,881
(11,556,470)	(5,200,533)	(3,462,691)	(918,397)	(5,706,804)	4,514,071	(415,450)	(353,370)

8,431,187	20,725,577	(672,539)	3,333,875	21,284,017	32,208,461	55,241,591	37,198,556

(1,185,611)	46,705,567	(1,336,575)	9,345,660	2,724,818	56,793,241	53,997,909	42,014,005

204,643,773	157,938,206	53,476,239	44,130,579	131,695,559	74,902,318	93,122,625	51,108,620

$203,458,162	$204,643,773	$52,139,664	$53,476,239	$134,420,377	$131,695,559	$147,120,534	$93,122,625

MFS® Research Series— Service Class		MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S		PIMCO Real Return Portfolio— Advisor Class
2011	2010	2011	2010	2011	2010	2011	2010(a)

$(69,656)	$(59,713)	$3,406,481	$2,330,164	$(476,398)	$(337,145)	$(311,532)	$(88,146)
34,345	17,033	(1,704,212)	(1,525,937)	202,497	(283,212)	276,078	28,037
—	—	—	—	—	—	4,047,974	292,953

(149,828)	811,137	9,338,153	23,977,279	(402,229)	5,059,825	2,723,515	(427,267)

(185,139)	768,457	11,040,422	24,781,506	(676,130)	4,439,468	6,736,035	(194,423)

275,848	376,390	20,097,421	18,628,723	2,783,018	1,624,634	24,510,547	12,095,053
(425,587)	(255,028)	(15,202,204)	(10,701,396)	(1,241,386)	(1,052,809)	(4,226,422)	(397,116)
—	(4,025)	(1,300,660)	(1,263,478)	(126,298)	(87,534)	(508,409)	—
403,425	721,695	31,558,515	28,670,815	3,974,906	2,007,658	46,692,580	8,755,780
97,982	(201,728)	(6,986,615)	(8,219,565)	1,493,605	860,370	36,858,555	17,962,278

351,668	637,304	28,166,457	27,115,099	6,883,845	3,352,319	103,326,851	38,415,995

166,529	1,405,761	39,206,879	51,896,605	6,207,715	7,791,787	110,062,886	38,221,572

6,442,026	5,036,265	243,708,794	191,812,189	22,797,858	15,006,071	38,221,572	—

$6,608,555	$6,442,026	$282,915,673	$243,708,794	$29,005,573	$22,797,858	$148,284,458	$38,221,572

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011 and December 31, 2010

	Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$760,611	$223,287	$(951,144)	$(879,028)
Net realized gain (loss) on investments	(2,003,629)	(2,902,208)	367,235	(325,370)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(12,741,355)	21,544,719	(2,989,331)	10,587,831

Net increase (decrease) in net assets resulting from operations	(13,984,373)	18,865,798	(3,573,240)	9,383,433

Contributions and (Withdrawals):
Payments received from policyowners	9,883,155	10,223,287	4,893,349	6,549,776
Policyowners’ surrenders	(5,894,380)	(3,351,180)	(5,007,664)	(2,802,785)
Policyowners’ annuity and death benefits	(256,612)	(177,507)	(229,513)	(75,365)
Net transfers from (to) Fixed Account	14,006,307	11,759,569	10,103,636	8,971,364
Transfers between Investment Divisions	(5,162,535)	(535,365)	(2,117,117)	723,615

Net contributions and (withdrawals)	12,575,935	17,918,804	7,642,691	13,366,605

Increase (decrease) in net assets	(1,408,438)	36,784,602	4,069,451	22,750,038
NET ASSETS:
Beginning of period	93,602,007	56,817,405	65,255,314	42,505,276

End of period	$92,193,569	$93,602,007	$69,324,765	$65,255,314

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

T. Rowe Price Equity Income Portfolio—II		UIF Emerging Markets Equity Portfolio—Class II		Van Eck VIP Global Hard Assets		Victory VIF Diversified Stock— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

$(174,836)	$(96,407)	$(2,064,775)	$(1,652,129)	$(1,728,362)	$(3,276,871)	$(112,423)	$(105,374)
(1,337,111)	(1,301,856)	(9,970,833)	(5,694,520)	6,120,925	(840,393)	(726,048)	(1,090,409)
—	—	—	—	3,401,041	—	—	—

(977,009)	10,556,533	(20,108,670)	29,376,132	(60,979,214)	62,850,444	(140,343)	2,312,865

(2,488,956)	9,158,270	(32,144,278)	22,029,483	(53,185,610)	58,733,180	(978,814)	1,117,082

6,149,180	5,366,302	9,171,855	16,473,036	22,329,797	23,510,352	473,889	727,199
(4,626,793)	(3,782,311)	(8,664,463)	(6,946,741)	(16,821,629)	(12,483,640)	(612,122)	(509,090)
(354,967)	(406,905)	(495,979)	(267,377)	(1,051,150)	(606,066)	(5,021)	(41,724)
7,457,335	7,800,030	15,311,214	18,903,229	29,896,255	29,038,229	656,396	1,304,808
(3,725,306)	513,693	(11,707,584)	(6,575,437)	(17,146,707)	(8,749,265)	(911,044)	(1,547,256)

4,899,449	9,490,809	3,615,043	21,586,710	17,206,566	30,709,610	(397,902)	(66,063)

2,410,493	18,649,079	(28,529,235)	43,616,193	(35,979,044)	89,442,790	(1,376,716)	1,051,019

83,915,058	65,265,979	160,873,983	117,257,790	283,831,910	194,389,120	11,541,548	10,490,529

$86,325,551	$83,915,058	$132,344,748	$160,873,983	$247,852,866	$283,831,910	$10,164,832	$11,541,548

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Annuity Separate Account-IV (“Separate Account”) was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity), Series II policies (New York Life Premier Variable Annuity), Series III policies (New York Life Premier Plus Variable Annuity) and Series IV policies (New York Life Flexible Premium Variable Annuity II). Effective July 27, 2009, sales of the New York Life Longevity Benefit Variable Annuity were discontinued. Effective August 16, 2010, sales of the New York Life Elite Variable Annuity and New York Life Premium Plus Elite Variable Annuity were discontinued. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies (“the policies”) issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the Alger Portfolios, the BlackRock Variable Series Funds, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck VIP Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“Mackay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

    New York Life Investments, Mackay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Cash Management

MainStay VP Common Stock—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Service Class

MainStay VP Flexible Bond Opportunities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Growth Equity—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP ICAP Select Equity—Service Class

MainStay VP Income Builder—Service Class

MainStay VP International Equity—Service Class

MainStay VP Large Cap Growth—Service Class

MainStay VP Mid Cap Core—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP S&P 500 Index—Service Class

MainStay VP U.S. Small Cap—Service Class

Alger Small Cap Growth—Class S Shares1

BlackRock® Global Allocation V.I. Fund—Class III Shares

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio—Small Cap Value Fund—

Class 2

Dreyfus IP Technology Growth—Service Shares

Fidelity® VIP Contrafund®—Service Class 2

Fidelity® VIP Equity-Income—Service Class 2

Fidelity® VIP Mid Cap—Service Class 2

Janus Aspen Balanced Portfolio—Service Shares

Janus Aspen Worldwide Portfolio—Service Shares

MFS® Investors Trust Series—Service Class

MFS® Research Series—Service Class

MFS® Utilities Series—Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S

PIMCO Real Return Portfolio—Advisor Class

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Equity Income Portfolio—II

UIF Emerging Markets Equity Portfolio—Class II

Van Eck VIP Global Hard Assets

Victory VIF Diversified Stock—Class A Shares

[1]	New allocations to Alger Small Cap Growth—Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

NYLIAC Variable Annuity Separate Account-IV

    For all policies within Series I, II, III and IV, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offered a single premium version of the Series I policies, only one premium payment was permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

    The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

    Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

    Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    The investment in the fund portfolios listed above are at net asset value (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

    The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies:

    On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio—Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio—Service Class
PIMCO Real Return Portfolio—Advisor Class	MainStay VP PIMCO Real Return Portfolio—Service Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I—2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio—Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio—Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

    Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

    On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

A

t December 31, 2011, the investments of Separate Account-IV are as follows:

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Cash Management	MainStay VP Common Stock— Service Class

Number of shares	6,375	12,477	261,016	1,247
Identified cost	$68,402	$181,741	$261,014	$20,894

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class

Number of shares	62,417	16,162	1,738	12,353
Identified cost	$572,138	$185,386	$24,249	$172,901

Investment activity for the year ended December 31, 2011, was as follows:

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Cash Management	MainStay VP Common Stock— Service Class

Purchases	$24,900	$65,856	$212,111	$2,501
Proceeds from sales	8,223	24,031	105,003	5,101

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class

Purchases	$215,463	$34,491	$11,426	$30,417
Proceeds from sales	56,202	23,105	3,950	13,843

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

21,692	13,370	2,253	19,335	9,668	12,456	563
$234,731	$141,445	$21,946	$172,756	$112,467	$119,156	$12,790

MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares

6,787	9,308	31,223	53,096	2,797	5,458	532
$89,231	$90,356	$325,797	$536,796	$70,934	$38,613	$14,455

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

$107,499	$44,812	$23,483	$64,884	$41,079	$16,846	$4,182
22,194	17,826	1,505	26,798	24,702	13,805	3,237

MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares

$26,534	$15,371	$128,466	$252,162	$12,365	$7,874	$199
10,824	17,622	28,892	27,803	13,516	10,088	3,631

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares

Number of shares	5,654	14,826	2,241	4,055
Identified cost	$79,853	$25,225	$34,491	$43,243

	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class

Number of shares	11,035	1,079	10,591	8,875
Identified cost	$287,265	$27,326	$145,444	$90,715

	BlackRock® Global Allocation V.I. Fund Class III Shares(a)	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares

Purchases	$81,137	$15,342	$11,972	$19,174
Proceeds from sales	1,177	2,563	6,337	9,637

	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class

Purchases	$60,201	$11,003	$112,413	$27,491
Proceeds from sales	28,171	4,578	5,611	14,070

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-IV

Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class

9,009	2,837	4,714	5,309	904	221	355
$219,923	$58,807	$137,025	$150,890	$25,019	$3,941	$6,046

Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio-II	UIF Emerging Markets Equity Portfolio— Class II	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

6,900	4,465	10,617	8,080	1,126
$63,856	$93,334	$148,066	$257,611	$9,660

Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class

$29,577	$10,294	$33,244	$72,080	$6,965	$1,391	$1,483
22,918	10,707	13,973	10,091	5,789	1,385	1,196

Royce Small-Cap Portfolio — Investment Class	T. Rowe Price Equity Income Portfolio-II	UIF Emerging Markets Equity Portfolio— Class II	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

$16,795	$16,077	$25,109	$59,893	$1,940
10,051	11,380	23,518	40,934	2,452

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

YLIAC deducts a surrender charge on certain partial withdrawals from and surrenders of Series I, II, III and IV policies, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies, which are part of Series I, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of New York Life Elite Variable Annuity the surrender charge was lower. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, which are also part of Series I, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Elite Variable Annuity the surrender charge was lower. For New York Life Premier Variable Annuity policies which are part of Series II, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity policies which are part of Series III, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. All surrender charges are recorded with policyowners’ surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC. For New York Life Flexible Premium Variable Annuity II policies, which are part of Series IV, this charge is 7% for the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

    For Series I, II, III and IV policies, NYLIAC also deducts an annual policy service charge from the policy’s Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the Accumulation Value is less than $100,000 ($50,000 for Series IV policies). This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge Series I, II, III and IV policies, $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge, that is deducted on a quarterly basis from the Investment Divisions by reducing the number of Accumulation Units. For Series I policies, this charge is 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity; for Series II policies, this charge is 1.55% for New York Life Premier Variable Annuity; for Series III policies, this charge is 1.75% for New York Life Premier Plus Variable Annuity; for Series IV policies, this charge is 1.60% for the New York Life Flexible Premium Variable Annuity II, of the Adjusted Premium Payments allocated to the Investment Divisions, and is the same rate for each of the five periods presented in the Financial Highlights section, (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity, New York Life Longevity Benefit Variable Annuity, New York Life Premier Variable Annuity, New York Life Premier Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II) and the DCA Advantage Account. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying summary of operations.

    In addition, New York Life Longevity Benefit Variable Annuity policies, which are part of Series I, are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of Accumulation Units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.

NOTE 4—Distribution of Net Income:

T

he Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-IV

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class		MainStay VP Cash Management		MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation— Service Class
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	121	118	1,004	1,477	83,868	25,624	59	58	1,352	1,167
Units Redeemed	(581)	(342)	(1,392)	(674)	(53,353)	(48,419)	(331)	(174)	(1,440)	(864)

Net Increase (Decrease)	(460)	(224)	(388)	803	30,515	(22,795)	(272)	(116)	(88)	303

Series II Policies
Units Issued	433	321	1,125	1,270	3,275	1,590	35	45	1,690	965
Units Redeemed	(47)	(23)	(81)	(23)	(1,347)	(772)	(19)	(5)	(48)	(6)

Net Increase (Decrease)	386	298	1,044	1,247	1,928	818	16	40	1,642	959

Series III Policies
Units Issued	1,357	889	2,608	2,636	7,940	3,191	74	78	5,232	3,021
Units Redeemed	(29)	(8)	(249)	(126)	(2,855)	(1,257)	(15)	(8)	(255)	(128)

Net Increase (Decrease)	1,328	881	2,359	2,510	5,085	1,934	59	70	4,977	2,893

Series IV Policies
Units Issued	18	—	67	—	2,173	—	5	—	51	—
Units Redeemed	(3)	—	—	—	(796)	—	—	—	—	—

Net Increase (Decrease)	15	—	67	—	1,377	—	5	—	51	—

	MainStay VP High Yield Corporate Bond— Service Class		MainStay VP ICAP Select Equity— Service Class		MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class		MainStay VP Large Cap Growth— Service Class
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	875	1,597	175	263	161	192	265	379	398	533
Units Redeemed	(2,494)	(1,860)	(1,327)	(829)	(178)	(67)	(675)	(404)	(612)	(361)

Net Increase (Decrease)	(1,619)	(263)	(1,152)	(566)	(17)	125	(410)	(25)	(214)	172

Series II Policies
Units Issued	3,392	3,312	797	1,046	148	113	810	926	494	600
Units Redeemed	(288)	(54)	(32)	(29)	(16)	(6)	(42)	(10)	(54)	(11)

Net Increase (Decrease)	3,104	3,258	765	1,017	132	107	768	916	440	589

Series III Policies
Units Issued	9,418	6,960	1,411	1,594	464	153	1,128	1,350	988	1,137
Units Redeemed	(653)	(78)	(249)	(13)	(87)	(17)	(153)	(26)	(123)	(7)

Net Increase (Decrease)	8,765	6,882	1,162	1,581	377	136	975	1,324	865	1,130

Series IV Policies
Units Issued	154	—	52	—	22	—	50	—	58	—
Units Redeemed	(5)	—	(1)	—	—	—	(1)	—	(1)	—

Net Increase (Decrease)	149	—	51	—	22	—	49	—	57	—

(a)	For the period May 1, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Convertible— Service Class		MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class		MainStay VP Government— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class
2011	2010	2011(a)	2011	2010	2011	2010	2011	2010	2011	2010

437	520	675	807	827	636	1,150	167	305	163	76
(876)	(455)	(49)	(1,543)	(751)	(1,213)	(1,370)	(1,027)	(1,026)	(197)	(113)

(439)	65	626	(736)	76	(577)	(220)	(860)	(721)	(34)	(37)

761	863	551	1,317	1,196	733	803	291	433	35	55
(45)	(17)	(12)	(229)	(14)	(80)	(56)	(45)	(11)	(16)	(8)

716	846	539	1,088	1,182	653	747	246	422	19	47

1,664	1,928	1,090	2,897	2,636	1,789	1,519	779	1,093	119	114
(206)	(45)	(92)	(463)	(281)	(635)	(256)	(135)	(20)	(40)	(9)

1,458	1,883	998	2,434	2,355	1,154	1,263	644	1,073	79	105

68	—	33	58	—	25	—	56	—	6	—
(4)	—	(1)	(7)	—	(3)	—	(1)	—	—	—

64	—	32	51	—	22	—	55	—	6	—

MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Service Class		MainStay VP U.S. Small Cap— Service Class		Alger Small Cap Growth— Class S Shares
2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

134	157	355	731	243	430	253	298	88	140	11	26
(876)	(756)	(1,978)	(1,084)	(2,105)	(1,215)	(843)	(500)	(444)	(339)	(174)	(155)

(742)	(599)	(1,623)	(353)	(1,862)	(785)	(590)	(202)	(356)	(199)	(163)	(129)

266	342	2,074	1,826	5,002	3,167	176	181	160	153	—	—
(40)	(23)	(93)	(30)	(62)	(6)	(35)	(7)	(52)	(12)	—	—

226	319	1,981	1,796	4,940	3,161	141	174	108	141	—	—

575	486	7,387	5,373	13,817	7,607	412	415	261	277	—	—
(120)	(22)	(248)	(45)	(154)	(52)	(92)	(25)	(116)	(13)	—	—

455	464	7,139	5,328	13,663	7,555	320	390	145	264	—	—

31	—	89	—	150	—	19	—	14	—	—	—
(1)	—	(15)	—	(19)	—	(1)	—	(3)	—	—	—

30	—	74	—	131	—	18	—	11	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	BlackRock® Global Allocation V.I. Fund Class III Shares	Calvert VP SRI Balanced Portfolio		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Service Shares		Fidelity® VIP Contrafund®— Service Class 2
	2011(a)	2011	2010	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	1,144	85	59	97	329	282	346	98	298
Units Redeemed	(62)	(117)	(43)	(358)	(220)	(407)	(229)	(1,211)	(1,031)

Net Increase (Decrease)	1,082	(32)	16	(261)	109	(125)	117	(1,113)	(733)

Series II Policies
Units Issued	1,906	252	183	234	225	205	281	923	1,051
Units Redeemed	(28)	(38)	(4)	(32)	(14)	(67)	(20)	(35)	(15)

Net Increase (Decrease)	1,878	214	179	202	211	138	261	888	1,036

Series III Policies
Units Issued	5,326	856	398	261	264	723	510	960	1,436
Units Redeemed	(39)	(47)	(3)	(72)	(12)	(147)	(33)	(84)	(7)

Net Increase (Decrease)	5,287	809	395	189	252	576	477	876	1,429

Series IV Policies
Units Issued	79	10	—	17	—	20	—	92	—
Units Redeemed	(2)	—	—	(1)	—	(1)	—	(1)	—

Net Increase (Decrease)	77	10	—	16	—	19	—	91	—

	MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class		Royce Micro-Cap Portfolio— Investment Class		Royce Small- Cap Portfolio— Investment Class
	2011	2010	2011	2010	2011	2010(b)	2011	2010	2011	2010

Series I Policies
Units Issued	196	197	162	140	2,285	1,446	245	326	185	274
Units Redeemed	(1,029)	(901)	(184)	(140)	(394)	(69)	(568)	(506)	(466)	(255)

Net Increase (Decrease)	(833)	(704)	(22)	—	1,891	1,377	(323)	(180)	(281)	19

Series II Policies
Units Issued	1,189	1,104	204	114	2,204	888	511	521	388	446
Units Redeemed	(69)	(15)	(12)	(6)	(58)	(20)	(39)	(12)	(23)	(9)

Net Increase (Decrease)	1,120	1,089	192	108	2,146	868	472	509	365	437

Series III Policies
Units Issued	2,197	2,282	318	144	5,040	1,428	840	1,011	603	616
Units Redeemed	(117)	(14)	(73)	(18)	(62)	(21)	(243)	(33)	(200)	(27)

Net Increase (Decrease)	2,080	2,268	245	126	4,978	1,407	597	978	403	589

Series IV Policies
Units Issued	134	—	19	—	81	—	69	—	34	—
Units Redeemed	(2)	—	—	—	(2)	—	(1)	—	(1)	—

Net Increase (Decrease)	132	—	19	—	79	—	68	—	33	—

(a) For the period May 1, 2011 (Commencement of Investments) through December 31, 2011.

(b) For the period May 1, 2010 (Commencement of Investments) through December 31, 2010.

NYLIAC Variable Annuity Separate Account-IV

Fidelity® VIP Equity- Income— Service Class 2		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares		Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class		MFS® Research Series— Service Class
2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

228	143	139	349	244	338	141	184	38	46	34	29
(672)	(396)	(505)	(226)	(468)	(310)	(291)	(169)	(67)	(42)	(60)	(44)

(444)	(253)	(366)	123	(224)	28	(150)	15	(29)	4	(26)	(15)

129	182	804	798	1,374	1,152	164	160	19	21	24	19
(43)	(31)	(19)	(16)	(61)	(41)	(18)	(11)	(6)	(3)	(4)	(3)

86	151	785	782	1,313	1,111	146	149	13	18	20	16

325	344	1,231	1,467	3,505	2,175	231	320	45	60	44	53
(93)	(15)	(142)	(19)	(92)	(101)	(148)	(25)	(29)	(7)	(17)	(3)

232	329	1,089	1,448	3,413	2,074	83	295	16	53	27	50

13	—	68	—	58	—	11	—	2	—	1	—
—	—	(2)	—	(5)	—	—	—	—	—	—	—

13	—	66	—	53	—	11	—	2	—	1	—

T. Rowe Price Equity Income Portfolio—II		UIF Emerging Markets Equity Portfolio— Class II		Van Eck VIP Global Hard Assets		Victory VIF Diversified Stock— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

137	200	159	235	184	317	42	55
(691)	(404)	(630)	(524)	(810)	(794)	(155)	(204)

(554)	(204)	(471)	(289)	(626)	(477)	(113)	(149)

440	464	538	743	1,062	1,200	46	67
(27)	(4)	(64)	(20)	(183)	(48)	(10)	(8)

413	460	474	723	879	1,152	36	59

525	511	946	1,561	1,970	2,422	63	86
(59)	(23)	(274)	(48)	(325)	(99)	(28)	(5)

466	488	672	1,513	1,645	2,323	35	81

31	—	52	—	110	—	4	—
(1)	—	(3)	—	(1)	—	(1)	—

30	—	49	—	109	—	3	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Balanced— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$32,301		$37,202	$35,249	$30,471		$45,343
Units Outstanding	2,550		3,010	3,234	3,435		3,823
Variable Accumulation Unit Value	$12.70		$12.39	$10.93	$8.90		$11.88
Total Return	2.5%		13.3%	22.8%	(25.0%	)	2.6%
Investment Income Ratio	1.3%		1.2%	2.9%	—		2.2%
Series II Policies
Net Assets	$8,700		$3,859	$245	$—		$—
Units Outstanding	707		321	23	—		—
Variable Accumulation Unit Value	$12.33		$12.03	$10.61	$—		$—
Total Return	2.5%		13.3%	6.1%	—		—
Investment Income Ratio	1.5%		1.7%	3.2%	—		—
Series III Policies
Net Assets	$28,705		$11,563	$743	$—		$—
Units Outstanding	2,271		943	62	—		—
Variable Accumulation Unit Value	$12.63		$12.31	$10.86	$—		$—
Total Return	2.5%		13.3%	8.6%	—		—
Investment Income Ratio	1.6%		1.8%	5.1%	—		—
Series IV Policies
Net Assets	$146		$—	$—	$—		$—
Units Outstanding	15		—	—	—		—
Variable Accumulation Unit Value	$9.59		$—	$—	$—		$—
Total Return	(4.1%	)	—	—	—		—
Investment Income Ratio	0.5%		—	—	—		—
	MainStay VP Common Stock— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$16,813		$20,426	$19,628	$14,871		$20,713
Units Outstanding	1,185		1,457	1,573	1,454		1,281
Variable Accumulation Unit Value	$14.23		$14.05	$12.51	$10.25		$16.15
Total Return	1.3%		12.3%	22.1%	(36.5%	)	4.9%
Investment Income Ratio	1.2%		1.4%	1.9%	1.3%		1.3%
Series II Policies
Net Assets	$885		$667	$160	$—		$—
Units Outstanding	71		55	15	—		—
Variable Accumulation Unit Value	$12.38		$12.22	$10.87	$—		$—
Total Return	1.3%		12.3%	8.7%	—		—
Investment Income Ratio	1.3%		1.7%	1.4%	—		—
Series III Policies
Net Assets	$2,075		$1,314	$432	$—		$—
Units Outstanding	164		105	35	—		—
Variable Accumulation Unit Value	$12.66		$12.50	$11.13	$—		$—
Total Return	1.3%		12.3%	11.3%	—		—
Investment Income Ratio	1.4%		1.7%	2.8%	—		—
Series IV Policies
Net Assets	$42		$—	$—	$—		$—
Units Outstanding	5		—	—	—		—
Variable Accumulation Unit Value	$9.26		$—	$—	$—		$—
Total Return	(7.4%	)	—	—	—		—
Investment Income Ratio	3.1%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Bond— Service Class							MainStay VP Cash Management
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$92,259		$91,562	$74,630	$57,839		$34,806	$151,661		$116,450	$143,009	$177,537		$48,819
6,069		6,457	5,654	4,706		2,925	130,789		100,274	123,069	152,481		42,596
$15.21		$14.22	$13.22	$12.30		$11.88	$1.17		$1.17	$1.17	$1.16		$1.14
7.0%		7.6%	7.5%	3.5%		6.3%	0.0%		0.0%	0.0%	2.2%		4.8%
3.0%		3.2%	4.6%	4.7%		4.2%	0.0%		0.0%	0.0%	1.7%		4.5%

$30,025		$16,568	$2,606	$—		$—	$29,682		$10,654	$2,314	$—		$—
2,544		1,500	253	—		—	2,974		1,046	228	—		—
$11.82		$11.05	$10.27	$—		$—	$10.00		$10.00	$10.00	$—		$—
7.0%		7.6%	2.7%	—		—	0.0%		0.0%	0.0%	—		—
3.4%		3.9%	5.9%	—		—	0.0%		0.0%	0.0%	—		—

$62,344		$32,157	$4,029	$—		$—	$77,643		$27,327	$7,278	$—		$—
5,253		2,894	384	—		—	7,744		2,659	725	—		—
$11.82		$11.05	$10.27	$—		$—	$10.00		$10.00	$10.00	$—		$—
7.0%		7.6%	2.7%	—		—	0.0%		0.0%	0.0%	—		—
3.4%		4.1%	7.5%	—		—	0.0%		0.0%	0.0%	—		—

$707		$—	$—	$—		$—	$1,374		$—	$—	$—		$—
67		—	—	—		—	1,377		—	—	—		—
$10.52		$—	$—	$—		$—	$1.00		$—	$—	$—		$—
5.2%		—	—	—		—	0.0%		—	—	—		—
3.9%		—	—	—		—	0.0%		—	—	—		—
MainStay VP Conservative Allocation— Service Class							MainStay VP Convertible— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$107,533		$105,901	$91,288	$66,600		$51,209	$75,413		$86,954	$73,137	$33,737		$34,342
8,273		8,361	8,058	7,163		4,477	4,602		5,041	4,976	3,358		2,220
$13.02		$12.69	$11.35	$9.31		$11.44	$16.44		$17.30	$14.71	$10.10		$15.44
2.6%		11.7%	21.9%	(18.6%	)	7.2%	(5.0%	)	17.6%	45.7%	(34.6%	)	14.6%
2.0%		2.4%	3.1%	0.0%		4.0%	2.1%		2.8%	2.2%	2.3%		2.3%

$35,170		$14,389	$2,628	$—		$—	$22,928		$14,450	$2,553	$—		$—
2,847		1,205	246	—		—	1,784		1,068	222	—		—
$12.27		$11.96	$10.70	$—		$—	$12.87		$13.54	$11.52	$—		$—
2.6%		11.7%	7.0%	—		—	(5.0%	)	17.6%	15.2%	—		—
2.4%		3.1%	4.0%	—		—	2.4%		3.5%	2.6%	—		—

$101,715		$40,120	$4,802	$—		$—	$47,943		$30,818	$4,653	$—		$—
8,323		3,346	453	—		—	3,733		2,275	392	—		—
$12.19		$11.88	$10.63	$—		$—	$12.87		$13.54	$11.52	$—		$—
2.6%		11.7%	6.3%	—		—	(5.0%	)	17.6%	15.2%	—		—
2.4%		3.1%	2.7%	—		—	2.4%		3.5%	2.5%	—		—

$518		$—	$—	$—		$—	$561		$—	$—	$—		$—
51		—	—	—		—	64		—	—	—		—
$9.72		$—	$—	$—		$—	$8.78		$—	$—	$—		$—
(2.8%	)	—	—	—		—	(12.2%	)	—	—	—		—
3.8%		—	—	—		—	3.9%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Flexible Bond Opportunities— Service Class		MainStay VP Floating Rate— Service Class
	2011		2011		2010	2009	2008		2007

Series I Policies
Net Assets	$6,066		$84,819		$92,392	$84,944	$40,154		$58,459
Units Outstanding	626		6,861		7,597	7,521	4,742		5,288
Variable Accumulation Unit Value	$9.85		$12.43		$12.20	$11.31	$8.49		$11.02
Total Return	(1.5%	)	1.9%		7.8%	33.3%	(23.0%	)	2.3%
Investment Income Ratio	5.9%		3.9%		3.8%	3.3%	5.1%		6.2%
Series II Policies
Net Assets	$5,344		$28,947		$16,165	$2,745	$—		$—
Units Outstanding	539		2,522		1,434	252	—		—
Variable Accumulation Unit Value	$9.85		$11.50		$11.28	$10.46	$—		$—
Total Return	(1.5%	)	1.9%		7.8%	4.6%	—		—
Investment Income Ratio	7.6%		3.9%		3.6%	2.6%	—		—
Series III Policies
Net Assets	$9,806		$61,262		$32,788	$5,829	$—		$—
Units Outstanding	998		5,344		2,910	555	—		—
Variable Accumulation Unit Value	$9.85		$11.48		$11.26	$10.44	$—		$—
Total Return	(1.5%	)	1.9%		7.8%	4.4%	—		—
Investment Income Ratio	7.4%		3.8%		3.6%	2.9%	—		—
Series IV Policies
Net Assets	$315		$507		$—	$—	$—		$—
Units Outstanding	32		51		—	—	—		—
Variable Accumulation Unit Value	$9.85		$9.99		$—	$—	$—		$—
Total Return	(1.5%	)	(0.1%	)	—	—	—		—
Investment Income Ratio	7.8%		3.6%		—	—	—		—

	MainStay VP Growth Equity— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$10,076		$10,687	$9,983	$8,340		$12,938
Units Outstanding	774		808	845	945		890
Variable Accumulation Unit Value	$13.04		$13.26	$11.84	$8.85		$14.51
Total Return	(1.6%	)	11.9%	72.4%	(39.0%	)	12.1%
Investment Income Ratio	0.2%		0.3%	0.3%	0.3%		—
Series II Policies
Net Assets	$884		$642	$47	$—		$—
Units Outstanding	70		51	4	—		—
Variable Accumulation Unit Value	$12.49		$12.69	$11.34	$—		$—
Total Return	(1.6%	)	11.9%	13.4%	—		—
Investment Income Ratio	0.2%		0.5%	0.3%	—		—
Series III Policies
Net Assets	$2,503		$1,547	$194	$—		$—
Units Outstanding	201		122	17	—		—
Variable Accumulation Unit Value	$12.49		$12.69	$11.34	$—		$—
Total Return	(1.6%	)	11.9%	13.4%	—		—
Investment Income Ratio	0.3%		0.4%	0.1%	—		—
Series IV Policies
Net Assets	$54		$—	$—	$—		$—
Units Outstanding	6		—	—	—		—
Variable Accumulation Unit Value	$9.11		$—	$—	$—		$—
Total Return	(8.9%	)	—	—	—		—
Investment Income Ratio	0.5%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP Government— Service Class						MainStay VP Growth Allocation— Service Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$64,919	$69,233	$68,795	$75,666		$20,652	$83,872		$96,060	$90,782	$65,385		$73,680
4,503	5,080	5,300	5,893		1,765	7,685		8,545	9,266	8,523		5,913
$14.45	$13.66	$13.00	$12.83		$11.71	$10.94		$11.27	$9.82	$7.69		$12.35
5.7%	5.1%	1.4%	9.5%		6.4%	(2.9%	)	14.7%	27.7%	(37.7%	)	10.1%
3.1%	3.0%	3.3%	4.1%		5.3%	0.7%		1.0%	2.2%	0.6%		1.3%

$17,221	$9,232	$1,147	$—		$—	$9,146		$6,309	$851	$—		$—
1,511	858	111	—		—	745		499	77	—		—
$11.39	$10.77	$10.25	$—		$—	$12.30		$12.67	$11.04	$—		$—
5.7%	5.1%	2.5%	—		—	(2.9%	)	14.7%	10.4%	—		—
3.5%	3.9%	4.8%	—		—	0.8%		1.3%	3.5%	—		—

$30,352	$16,174	$2,581	$—		$—	$23,723		$16,322	$2,413	$—		$—
2,669	1,515	252	—		—	1,933		1,289	216	—		—
$11.29	$10.68	$10.17	$—		$—	$12.30		$12.67	$11.04	$—		$—
5.7%	5.1%	1.7%	—		—	(2.9%	)	14.7%	10.4%	—		—
3.4%	4.1%	8.0%	—		—	0.8%		1.3%	2.8%	—		—

$230	$—	$—	$—		$—	$489		$—	$—	$—		$—
22	—	—	—		—	55		—	—	—		—
$10.45	$—	$—	$—		$—	$8.82		$—	$—	$—		$—
4.5%	—	—	—		—	(11.8%	)	—	—	—		—
3.6%	—	—	—		—	1.2%		—	—	—		—

MainStay VP High Yield Corporate Bond— Service Class						MainStay VP ICAP Select Equity— Service Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007

$264,360	$277,038	$250,536	$113,302		$133,734	$127,269		$146,718	$131,647	$67,705		$53,113
14,576	16,195	16,458	10,559		9,450	8,651		9,803	10,369	6,889		3,326
$18.17	$17.14	$15.25	$10.71		$14.14	$14.75		$15.00	$12.73	$9.86		$15.85
6.0%	12.4%	42.5%	(24.3%	)	2.1%	(1.7%	)	17.8%	29.1%	(37.7%	)	6.6%
6.0%	5.8%	8.4%	9.6%		7.4%	1.2%		0.7%	1.6%	0.5%		0.6%

$94,537	$50,388	$8,548	$—		$—	$26,408		$16,894	$3,079	$—		$—
7,144	4,040	782	—		—	2,055		1,290	273	—		—
$13.25	$12.50	$11.12	$—		$—	$12.88		$13.10	$11.12	$—		$—
6.0%	12.4%	11.2%	—		—	(1.7%	)	17.8%	11.2%	—		—
6.8%	7.5%	10.2%	—		—	1.3%		0.9%	1.3%	—		—

$228,529	$107,153	$18,782	$—		$—	$40,123		$25,559	$4,142	$—		$—
17,329	8,564	1,682	—		—	3,108		1,946	365	—		—
$13.18	$12.43	$11.06	$—		$—	$12.94		$13.17	$11.17	$—		$—
6.0%	12.4%	10.6%	—		—	(1.7%	)	17.8%	11.7%	—		—
7.1%	7.5%	8.7%	—		—	1.4%		0.9%	2.2%	—		—

$1,516	$—	$—	$—		$—	$458		$—	$—	$—		$—
149	—	—	—		—	51		—	—	—		—
$10.15	$—	$—	$—		$—	$9.04		$—	$—	$—		$—
1.5%	—	—	—		—	(9.6%	)	—	—	—		—
9.9%	—	—	—		—	2.2%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Income Builder— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$13,702		$13,362	$10,097	$8,062		$11,045
Units Outstanding	908		925	800	788		781
Variable Accumulation Unit Value	$15.04		$14.48	$12.65	$10.26		$14.08
Total Return	3.9%		14.5%	23.2%	(27.1%	)	7.2%
Investment Income Ratio	3.7%		3.1%	3.5%	3.1%		2.2%
Series II Policies
Net Assets	$3,282		$1,470	$95	$—		$—
Units Outstanding	248		116	9	—		—
Variable Accumulation Unit Value	$13.18		$12.69	$11.08	$—		$—
Total Return	3.9%		14.5%	10.8%	—		—
Investment Income Ratio	4.4%		3.8%	6.1%	—		—
Series III Policies
Net Assets	$7,448		$2,355	$562	$—		$—
Units Outstanding	564		187	51	—		—
Variable Accumulation Unit Value	$13.12		$12.63	$11.03	$—		$—
Total Return	3.9%		14.5%	10.3%	—		—
Investment Income Ratio	4.4%		3.3%	6.6%	—		—
Series IV Policies
Net Assets	$212		$—	$—	$—		$—
Units Outstanding	22		—	—	—		—
Variable Accumulation Unit Value	$9.63		$—	$—	$—		$—
Total Return	(3.7%	)	—	—	—		—
Investment Income Ratio	5.8%		—	—	—		—

	MainStay VP Mid Cap Core— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$81,878		$97,723	$87,726	$31,502		$50,418
Units Outstanding	4,822		5,564	6,163	3,023		2,778
Variable Accumulation Unit Value	$17.04		$17.60	$14.27	$10.45		$18.14
Total Return	(3.2%	)	23.3%	36.6%	(42.4%	)	4.8%
Investment Income Ratio	0.6%		0.3%	0.2%	0.0%		0.3%
Series II Policies
Net Assets	$8,889		$5,951	$1,164	$—		$—
Units Outstanding	644		418	99	—		—
Variable Accumulation Unit Value	$13.80		$14.26	$11.56	$—		$—
Total Return	(3.2%	)	23.3%	15.6%	—		—
Investment Income Ratio	0.7%		0.3%	0.1%	—		—
Series III Policies
Net Assets	$13,938		$8,063	$1,319	$—		$—
Units Outstanding	1,034		579	115	—		—
Variable Accumulation Unit Value	$13.52		$13.97	$11.33	$—		$—
Total Return	(3.2%	)	23.3%	13.3%	—		—
Investment Income Ratio	0.7%		0.3%	0.2%	—		—
Series IV Policies
Net Assets	$263		$—	$—	$—		$—
Units Outstanding	30		—	—	—		—
Variable Accumulation Unit Value	$8.71		$—	$—	$—		$—
Total Return	(12.9%	)	—	—	—		—
Investment Income Ratio	1.2%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP International Equity— Service Class							MainStay VP Large Cap Growth— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$82,539		$106,009	$101,729	$85,486		$101,083	$53,435		$56,631	$46,865	$26,590		$25,083
5,431		5,841	5,866	5,872		5,119	3,941		4,155	3,983	3,163		1,806
$15.24		$18.19	$17.39	$14.60		$19.70	$13.58		$13.65	$11.78	$8.43		$13.81
(16.3%	)	4.6%	19.1%	(25.9%	)	4.7%	(0.5%	)	15.9%	39.7%	(38.9%	)	21.0%
3.0%		3.1%	7.1%	1.3%		0.6%	—		—	—	—		—

$17,920		$12,627	$2,158	$—		$—	$15,726		$9,862	$1,754	$—		$—
1,873		1,105	189	—		—	1,171		731	142	—		—
$9.57		$11.43	$10.93	$—		$—	$13.43		$13.50	$11.65	$—		$—
(16.3%	)	4.6%	9.3%	—		—	(0.5%	)	15.9%	16.5%	—		—
3.5%		4.0%	6.6%	—		—	—		—	—	—		—

$25,557		$19,310	$3,946	$—		$—	$29,792		$18,421	$2,879	$—		$—
2,646		1,671	347	—		—	2,245		1,380	250	—		—
$9.69		$11.57	$11.06	$—		$—	$13.30		$13.37	$11.53	$—		$—
(16.3%	)	4.6%	10.6%	—		—	(0.5%	)	15.9%	15.3%	—		—
3.5%		4.0%	10.8%	—		—	—		—	—	—		—

$387		$—	$—	$—		$—	$510		$—	$—	$—		$—
49		—	—	—		—	57		—	—	—		—
$7.85		$—	$—	$—		$—	$8.98		$—	$—	$—		$—
(21.5%	)	—	—	—		—	(10.2%	)	—	—	—		—
5.9%		—	—	—		—	—		—	—	—		—
MainStay VP Moderate Allocation— Service Class							MainStay VP Moderate Growth Allocation— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$123,847		$142,876	$130,482	$93,445		$78,007	$154,498		$178,773	$164,894	$117,840		$121,306
10,042		11,665	12,018	10,653		6,580	13,298		15,160	15,945	14,577		10,088
$12.36		$12.28	$10.88	$8.78		$11.76	$11.65		$11.82	$10.36	$8.09		$12.01
0.7%		12.8%	24.0%	(25.4%	)	8.5%	(1.5%	)	14.0%	28.1%	(32.6%	)	9.1%
1.6%		2.0%	2.7%	0.3%		2.8%	0.9%		1.4%	2.7%	0.5%		2.2%

$49,699		$24,992	$2,548	$—		$—	$102,065		$42,103	$2,198	$—		$—
4,010		2,029	233	—		—	8,301		3,361	200	—		—
$12.41		$12.33	$10.93	$—		$—	$12.31		$12.50	$10.96	$—		$—
0.7%		12.8%	9.3%	—		—	(1.5%	)	14.0%	9.6%	—		—
1.8%		2.7%	2.1%	—		—	1.2%		2.0%	3.7%	—		—

$159,942		$71,889	$6,215	$—		$—	$278,883		$107,815	$9,057	$—		$—
13,036		5,897	569	—		—	22,018		8,355	800	—		—
$12.27		$12.18	$10.80	$—		$—	$12.68		$12.87	$11.28	$—		$—
0.7%		12.8%	8.0%	—		—	(1.5%	)	14.0%	12.8%	—		—
1.9%		2.8%	2.3%	—		—	1.2%		2.0%	3.7%	—		—

$702		$—	$—	$—		$—	$1,199		$—	$—	$—		$—
74		—	—	—		—	131		—	—	—		—
$9.40		$—	$—	$—		$—	$9.05		$—	$—	$—		$—
(6.0%	)	—	—	—		—	(9.5%	)	—	—	—		—
2.8%		—	—	—		—	1.7%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$55,514		$62,916	$57,516	$44,477		$67,171
Units Outstanding	3,924		4,514	4,716	4,624		4,355
Variable Accumulation Unit Value	$14.19		$13.97	$12.20	$9.69		$15.42
Total Return	1.6%		14.4%	25.9%	(37.2%	)	5.0%
Investment Income Ratio	1.4%		1.6%	2.6%	2.1%		1.5%
Series II Policies
Net Assets	$4,868		$2,951	$622	$—		$—
Units Outstanding	370		229	55	—		—
Variable Accumulation Unit Value	$13.09		$12.89	$11.26	$—		$—
Total Return	1.6%		14.4%	12.6%	—		—
Investment Income Ratio	1.6%		1.9%	3.7%	—		—
Series III Policies
Net Assets	$10,241		$5,933	$817	$—		$—
Units Outstanding	783		463	73	—		—
Variable Accumulation Unit Value	$13.02		$12.81	$11.20	$—		$—
Total Return	1.6%		14.4%	12.0%	—		—
Investment Income Ratio	1.7%		2.2%	4.0%	—		—
Series IV Policies
Net Assets	$165		$—	$—	$—		$—
Units Outstanding	18		—	—	—		—
Variable Accumulation Unit Value	$9.33		$—	$—	$—		$—
Total Return	(6.7%	)	—	—	—		—
Investment Income Ratio	2.9%		—	—	—		—

	BlackRock® Global Allocation V.I. Fund— Class III Shares		Calvert VP SRI Balanced Portfolio
	2011		2011		2010	2009	2008		2007

Series I Policies
Net Assets	$9,884		$5,598		$5,731	$4,926	$3,640		$4,644
Units Outstanding	1,082		418		450	434	402		352
Variable Accumulation Unit Value	$9.02		$13.33		$12.75	$11.37	$9.08		$13.22
Total Return	(9.8%	)	4.6%		12.1%	25.3%	(31.3%	)	2.8%
Investment Income Ratio	6.4%		1.3%		1.5%	2.4%	2.8%		2.7%
Series II Policies
Net Assets	$17,020		$5,091		$2,247	$48	$—		$—
Units Outstanding	1,878		397		183	4	—		—
Variable Accumulation Unit Value	$9.02		$12.83		$12.27	$10.95	$—		$—
Total Return	(9.8%	)	4.6%		12.1%	9.5%	—		—
Investment Income Ratio	7.7%		1.7%		3.3%	6.1%	—		—
Series III Policies
Net Assets	$48,016		$15,169		$4,874	$73	$—		$—
Units Outstanding	5,287		1,211		402	7	—		—
Variable Accumulation Unit Value	$9.02		$12.52		$11.97	$10.68	$—		$—
Total Return	(9.8%	)	4.6%		12.1%	6.8%	—		—
Investment Income Ratio	8.1%		1.9%		3.9%	11.0%	—		—
Series IV Policies
Net Assets	$700		$98		$—	$—	$—		$—
Units Outstanding	77		10		—	—	—		—
Variable Accumulation Unit Value	$9.02		$9.80		$—	$—	$—		$—
Total Return	(9.8%	)	(2.0%	)	—	—	—		—
Investment Income Ratio	6.6%		4.5%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

MainStay VP U.S. Small Cap— Service Class								Alger Small Cap Growth— Class S Shares
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$36,826		$44,391	$38,280	$13,934		$22,164		$16,084		$19,986	$18,082	$14,338		$30,933
2,114		2,470	2,669	1,361		1,128		817		980	1,109	1,277		1,466
$17.47		$18.01	$14.44	$10.26		$19.49		$19.73		$20.43	$16.35	$11.27		$21.15
(3.0%	)	24.7%	59.3%	(47.3%	)	35.8%		(3.4%	)	24.9%	45.1%	(46.7%	)	16.9%
0.6%		—	—	—		—		—		—	—	—		—

$4,011		$2,604	$483	$—		$—		$—		$—	$—	$—		$—
291		183	42	—		—		—		—	—	—		—
$13.77		$14.20	$11.38	$—		$—		$—		$—	$—	$—		$—
(3.0%	)	24.7%	13.8%	—		—		—		—	—	—		—
0.7%		—	—	—		—		—		—	—	—		—

$6,611		$4,784	$883	$—		$—		$—		$—	$—	$—		$—
486		341	77	—		—		—		—	—	—		—
$13.61		$14.03	$11.25	$—		$—		$—		$—	$—	$—		$—
(3.0%	)	24.7%	12.5%	—		—		—		—	—	—		—
0.7%		—	—	—		—		—		—	—	—		—

$101		$—	$—	$—		$—		$—		$—	$—	$—		$—
11		—	—	—		—		—		—	—	—		—
$8.98		$—	$—	$—		$—		$—		$—	$—	$—		$—
(10.2%	)	—	—	—		—		—		—	—	—		—
1.7%		—	—	—		—		—		—	—	—		—

Columbia Variable Portfolio— Small Cap Value Fund— Class 2								Dreyfus IP Technology Growth— Service Shares
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$20,337		$25,431	$18,826	$13,615		$18,097		$23,912		$28,127	$20,218	$8,333		$11,697
1,521		1,782	1,673	1,509		1,438		1,579		1,704	1,587	1,031		846
$13.43		$14.30	$11.31	$9.05		$12.59		$15.20		$16.52	$12.75	$8.11		$13.81
(6.1%	)	26.5%	25.0%	(28.2%	)	(2.6%	)	(8.0%	)	29.7%	57.1%	(41.2%	)	14.4%
0.9%		1.1%	0.9%	0.5%		0.3%		—		—	0.1%	—		—

$5,744		$3,318	$312	$—		$—		$6,446		$4,875	$668	$—		$—
441		239	28	—		—		452		314	53	—		—
$13.06		$13.91	$11.00	$—		$—		$14.27		$15.52	$11.97	$—		$—
(6.1%	)	26.5%	10.0%	—		—		(8.0%	)	29.7%	19.7%	—		—
0.9%		0.9%	—	—		—		—		—	—	—		—

$6,260		$4,044	$442	$—		$—		$16,627		$9,517	$1,593	$—		$—
480		291	39	—		—		1,188		612	135	—		—
$13.05		$13.90	$10.99	$—		$—		$14.03		$15.26	$11.77	$—		$—
(6.1%	)	26.5%	9.9%	—		—		(8.0%	)	29.7%	17.7%	—		—
0.9%		0.9%	—	—		—		—		—	—	—		—

$140		$—	$—	$—		$—		$165		$—	$—	$—		$—
16		—	—	—		—		19		—	—	—		—
$8.81		$—	$—	$—		$—		$8.62		$—	$—	$—		$—
(11.9%	)	—	—	—		—		(13.8%	)	—	—	—		—
0.7%		—	—	—		—		—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Contrafund®— Service Class 2
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$140,379		$164,104	$151,306	$107,555		$151,634
Units Outstanding	8,201		9,314	10,047	9,681		7,781
Variable Accumulation Unit Value	$17.16		$17.66	$15.10	$11.15		$19.45
Total Return	(2.8%	)	16.9%	35.5%	(42.7%	)	17.3%
Investment Income Ratio	0.7%		1.0%	1.2%	0.9%		0.9%
Series II Policies
Net Assets	$28,137		$17,114	$2,927	$—		$—
Units Outstanding	2,170		1,282	246	—		—
Variable Accumulation Unit Value	$13.00		$13.37	$11.43	$—		$—
Total Return	(2.8%	)	16.9%	14.3%	—		—
Investment Income Ratio	1.0%		1.5%	4.2%	—		—
Series III Policies
Net Assets	$34,131		$23,426	$3,705	$—		$—
Units Outstanding	2,621		1,745	316	—		—
Variable Accumulation Unit Value	$13.05		$13.42	$11.48	$—		$—
Total Return	(2.8%	)	16.9%	14.8%	—		—
Investment Income Ratio	0.9%		1.4%	2.4%	—		—
Series IV Policies
Net Assets	$811		$—	$—	$—		$—
Units Outstanding	91		—	—	—		—
Variable Accumulation Unit Value	$8.89		$—	$—	$—		$—
Total Return	(11.1%	)	—	—	—		—
Investment Income Ratio	2.3%		—	—	—		—

	Janus Aspen Balanced Portfolio— Service Shares
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$47,845		$51,066	$46,781	$30,822		$27,363
Units Outstanding	2,748		2,972	2,944	2,434		1,809
Variable Accumulation Unit Value	$17.45		$17.22	$15.93	$12.68		$15.11
Total Return	1.4%		8.1%	25.6%	(16.1%	)	10.3%
Investment Income Ratio	2.1%		2.6%	2.8%	2.6%		2.4%
Series II Policies
Net Assets	$30,432		$14,553	$1,405	$—		$—
Units Outstanding	2,548		1,235	124	—		—
Variable Accumulation Unit Value	$11.95		$11.79	$10.91	$—		$—
Total Return	1.4%		8.1%	9.1%	—		—
Investment Income Ratio	2.4%		3.2%	4.4%	—		—
Series III Policies
Net Assets	$68,344		$27,504	$2,922	$—		$—
Units Outstanding	5,753		2,340	266	—		—
Variable Accumulation Unit Value	$11.88		$11.72	$10.84	$—		$—
Total Return	1.4%		8.1%	8.4%	—		—
Investment Income Ratio	2.5%		3.2%	4.5%	—		—
Series IV Policies
Net Assets	$500		$—	$—	$—		$—
Units Outstanding	53		—	—	—		—
Variable Accumulation Unit Value	$9.45		$—	$—	$—		$—
Total Return	(5.5%	)	—	—	—		—
Investment Income Ratio	2.9%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

Fidelity® VIP Equity-Income— Service Class 2							Fidelity® VIP Mid Cap— Service Class 2
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$39,825		$45,420	$42,428	$34,541		$57,443	$74,703		$92,609	$69,799	$46,013		$66,993
2,998		3,442	3,695	3,913		3,703	3,503		3,869	3,746	3,457		3,029
$13.32		$13.23	$11.51	$8.86		$15.50	$21.39		$23.99	$18.66	$13.35		$22.11
0.7%		14.9%	29.9%	(42.8%	)	1.3%	(10.9%	)	28.6%	39.8%	(39.6%	)	15.3%
2.2%		1.6%	2.1%	2.5%		1.9%	0.0%		0.1%	0.5%	0.2%		0.5%

$3,749		$2,630	$607	$—		$—	$22,550		$13,911	$1,954	$—		$—
291		205	54	—		—	1,738		953	171	—		—
$12.92		$12.84	$11.17	$—		$—	$12.99		$14.57	$11.33	$—		$—
0.7%		14.9%	11.7%	—		—	(10.9%	)	28.6%	13.3%	—		—
2.6%		2.1%	7.5%	—		—	0.0%		0.2%	1.4%	—		—

$8,443		$5,427	$1,096	$—		$—	$36,619		$25,175	$3,149	$—		$—
660		428	99	—		—	2,809		1,720	272	—		—
$12.78		$12.70	$11.05	$—		$—	$13.06		$14.65	$11.39	$—		$—
0.7%		14.9%	10.5%	—		—	(10.9%	)	28.6%	13.9%	—		—
2.7%		2.4%	5.7%	—		—	0.0%		0.2%	1.5%	—		—

$123		$—	$—	$—		$—	$548		$—	$—	$—		$—
13		—	—	—		—	66		—	—	—		—
$9.18		$—	$—	$—		$—	$8.32		$—	$—	$—		$—
(8.2%	)	—	—	—		—	(16.8%	)	—	—	—		—
7.0%		—	—	—		—	0.1%		—	—	—		—

Janus Aspen Worldwide Portfolio— Service Shares							MFS® Investors Trust Series— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$13,735		$17,988	$15,393	$9,789		$14,003	$2,888		$3,382	$3,000	$2,258		$2,401
1,199		1,349	1,334	1,168		910	202		231	227	217		154
$11.49		$13.36	$11.57	$8.42		$15.25	$14.29		$14.64	$13.21	$10.44		$15.63
(14.0%	)	15.5%	37.4%	(44.8%	)	9.4%	(2.4%	)	10.9%	26.6%	(33.3%	)	10.0%
0.5%		0.5%	1.3%	1.1%		0.6%	0.7%		1.0%	1.3%	0.5%		0.5%

$3,635		$2,310	$315	$—		$—	$372		$239	$19	$—		$—
322		176	27	—		—	33		20	2	—		—
$11.28		$13.12	$11.35	$—		$—	$11.40		$11.68	$10.53	$—		$—
(14.0%	)	15.5%	13.5%	—		—	(2.4%	)	10.9%	5.3%	—		—
0.6%		0.5%	1.7%	—		—	0.8%		0.4%	—	—		—

$5,532		$5,378	$1,430	$—		$—	$990		$811	$150	$—		$—
509		426	131	—		—	82		66	13	—		—
$10.89		$12.66	$10.96	$—		$—	$12.06		$12.36	$11.15	$—		$—
(14.0%	)	15.5%	9.6%	—		—	(2.4%	)	10.9%	11.5%	—		—
0.5%		0.5%	1.3%	—		—	0.7%		0.7%	—	—		—

$88		$—	$—	$—		$—	$16		$—	$—	$—		$—
11		—	—	—		—	2		—	—	—		—
$8.01		$—	$—	$—		$—	$9.02		$—	$—	$—		$—
(19.9%	)	—	—	—		—	(9.8%	)	—	—	—		—
1.0%		—	—	—		—	0.2%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Research Series— Service Class
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$4,967		$5,418	$4,887	$3,353		$4,545
Units Outstanding	318		344	359	321		277
Variable Accumulation Unit Value	$15.65		$15.76	$13.63	$10.47		$16.42
Total Return	(0.7%	)	15.6%	30.2%	(36.3%	)	12.9%
Investment Income Ratio	0.6%		0.7%	1.1%	0.3%		0.4%
Series II Policies
Net Assets	$555		$293	$74	$—		$—
Units Outstanding	43		23	7	—		—
Variable Accumulation Unit Value	$12.78		$12.87	$11.13	$—		$—
Total Return	(0.7%	)	15.6%	11.3%	—		—
Investment Income Ratio	0.7%		0.7%	—	—		—
Series III Policies
Net Assets	$1,075		$731	$75	$—		$—
Units Outstanding	84		57	7	—		—
Variable Accumulation Unit Value	$12.82		$12.91	$11.17	$—		$—
Total Return	(0.7%	)	15.6%	11.7%	—		—
Investment Income Ratio	0.7%		0.4%	—	—		—
Series IV Policies
Net Assets	$12		$—	$—	$—		$—
Units Outstanding	1		—	—	—		—
Variable Accumulation Unit Value	$9.23		$—	$—	$—		$—
Total Return	(7.7%	)	—	—	—		—
Investment Income Ratio	0.7%		—	—	—		—

	PIMCO Real Return Portfolio— Advisor Class		Royce Micro-Cap Portfolio— Investment Class
	2011	2010	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$37,975	$14,325	$51,257		$64,178	$51,857	$29,534		$37,445
Units Outstanding	3,268	1,377	3,251		3,574	3,754	3,383		2,407
Variable Accumulation Unit Value	$11.60	$10.40	$15.81		$17.98	$13.84	$8.75		$15.43
Total Return	11.6%	4.0%	(12.1%	)	30.0%	58.0%	(43.3%	)	4.0%
Investment Income Ratio	1.7%	1.0%	2.3%		1.9%	—	3.1%		1.9%
Series II Policies
Net Assets	$34,985	$9,047	$14,733		$9,534	$1,369	$—		$—
Units Outstanding	3,014	868	1,091		619	110	—		—
Variable Accumulation Unit Value	$11.60	$10.40	$13.52		$15.39	$11.84	$—		$—
Total Return	11.6%	4.0%	(12.1%	)	30.0%	18.4%	—		—
Investment Income Ratio	1.7%	0.9%	3.0%		2.9%	—	—		—
Series III Policies
Net Assets	$74,475	$14,850	$25,662		$19,890	$3,591	$—		$—
Units Outstanding	6,385	1,407	1,871		1,274	296	—		—
Variable Accumulation Unit Value	$11.60	$10.40	$13.75		$15.64	$12.03	$—		$—
Total Return	11.6%	4.0%	(12.1%	)	30.0%	20.3%	—		—
Investment Income Ratio	1.6%	0.9%	2.9%		2.8%	—	—		—
Series IV Policies
Net Assets	$849	$—	$542		$—	$—	$—		$—
Units Outstanding	79	—	68		—	—	—		—
Variable Accumulation Unit Value	$10.69	$—	$8.01		$—	$—	$—		$—
Total Return	6.9%	—	(19.9%	)	—	—	—		—
Investment Income Ratio	0.9%	—	6.7%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

MFS® Utilities Series— Service Class								Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$181,734		$190,758	$182,983	$132,694		$171,544		$18,551		$18,925	$14,639	$11,270		$17,927
7,132		7,965	8,669	8,367		6,684		1,034		1,056	1,056	1,066		950
$25.57		$24.01	$21.15	$15.92		$25.59		$18.00		$17.95	$13.94	$10.61		$18.79
6.5%		13.5%	32.9%	(37.8%	)	27.6%		0.3%		28.7%	31.3%	(43.5%	)	22.2%
2.9%		3.1%	4.5%	1.2%		0.6%		—		—	—	—		—

$33,223		$17,072	$2,789	$—		$—		$4,636		$1,825	$203	$—		$—
2,453		1,333	244	—		—		318		126	18	—		—
$13.66		$12.82	$11.30	$—		$—		$14.52		$14.49	$11.25	$—		$—
6.5%		13.5%	13.0%	—		—		0.3%		28.7%	12.5%	—		—
3.1%		2.1%	—	—		—		—		—	—	—		—

$66,700		$35,879	$6,040	$—		$—		$5,648		$2,048	$164	$—		$—
4,876		2,796	528	—		—		385		140	14	—		—
$13.70		$12.87	$11.34	$—		$—		$14.69		$14.65	$11.38	$—		$—
6.5%		13.5%	13.4%	—		—		0.3%		28.7%	13.8%	—		—
3.1%		2.2%	—	—		—		—		—	—	—		—

$1,258		$—	$—	$—		$—		$171		$—	$—	$—		$—
132		—	—	—		—		19		—	—	—		—
$9.51		$—	$—	$—		$—		$9.08		$—	$—	$—		$—
(4.9%	)	—	—	—		—		(9.2%	)	—	—	—		—
3.7%		—	—	—		—		—		—	—	—		—

Royce Small-Cap Portfolio— Investment Class								T. Rowe Price Equity Income Portfolio—II
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$40,694		$46,316	$38,335	$24,809		$24,568		$60,312		$69,213	$62,953	$50,851		$75,977
2,785		3,066	3,047	2,677		1,924		4,084		4,638	4,842	4,902		4,658
$14.64		$15.14	$12.56	$9.29		$12.76		$14.80		$14.95	$13.03	$10.40		$16.33
(3.3%	)	20.5%	35.2%	(27.2%	)	(2.1%	)	(1.0%	)	14.7%	25.3%	(36.3%	)	3.0%
0.3%		0.1%	—	0.7%		0.1%		1.5%		1.7%	1.7%	2.2%		1.5%

$11,819		$7,262	$1,131	$—		$—		$12,162		$7,088	$1,201	$—		$—
901		536	99	—		—		979		566	106	—		—
$13.12		$13.57	$11.26	$—		$—		$12.42		$12.54	$10.93	$—		$—
(3.3%	)	20.5%	12.6%	—		—		(1.0%	)	14.7%	9.3%	—		—
0.4%		0.2%	—	—		—		1.6%		1.8%	1.7%	—		—

$16,522		$11,677	$3,039	$—		$—		$13,575		$7,614	$1,112	$—		$—
1,263		860	271	—		—		1,050		584	96	—		—
$13.12		$13.57	$11.26	$—		$—		$12.95		$13.09	$11.40	$—		$—
(3.3%	)	20.5%	12.6%	—		—		(1.0%	)	14.7%	14.0%	—		—
0.4%		0.2%	—	—		—		1.6%		1.8%	1.8%	—		—

$290		$—	$—	$—		$—		$276		$—	$—	$—		$—
33		—	—	—		—		30		—	—	—		—
$8.91		$—	$—	$—		$—		$9.15		$—	$—	$—		$—
(10.9%	)	—	—	—		—		(8.5%	)	—	—	—		—
0.9%		—	—	—		—		2.4%		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio—Class II
	2011		2010	2009	2008		2007

Series I Policies
Net Assets	$85,445		$119,936	$108,915	$56,863		$94,355
Units Outstanding	3,212		3,683	3,972	3,538		2,520
Variable Accumulation Unit Value	$26.70		$32.66	$27.46	$16.14		$37.31
Total Return	(18.2%	)	18.9%	70.1%	(56.7%	)	40.5%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series II Policies
Net Assets	$16,072		$12,947	$2,258	$—		$—
Units Outstanding	1,385		911	188	—		—
Variable Accumulation Unit Value	$11.62		$14.22	$11.95	$—		$—
Total Return	(18.2%	)	18.9%	19.5%	—		—
Investment Income Ratio	0.4%		0.5%	—	—		—
Series III Policies
Net Assets	$30,442		$27,991	$6,085	$—		$—
Units Outstanding	2,708		2,036	523	—		—
Variable Accumulation Unit Value	$11.27		$13.78	$11.59	$—		$—
Total Return	(18.2%	)	18.9%	15.9%	—		—
Investment Income Ratio	0.4%		0.5%	—	—		—
Series IV Policies
Net Assets	$386		$—	$—	$—		$—
Units Outstanding	49		—	—	—		—
Variable Accumulation Unit Value	$7.97		$—	$—	$—		$—
Total Return	(20.3%	)	—	—	—		—
Investment Income Ratio	0.3%		—	—	—		—

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

Charges and fees levied by NYLIAC are disclosed in Note 3.

NYLIAC Variable Annuity Separate Account-IV

Van Eck VIP Global Hard Assets							Victory VIF Diversified Stock— Class A Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$157,659		$215,347	$182,347	$103,661		$149,372	$7,506		$9,578	$10,254	$6,524		$7,567
4,456		5,082	5,559	4,989		3,847	600		713	862	694		499
$35.48		$42.46	$32.86	$20.86		$38.71	$12.54		$13.46	$11.98	$9.43		$15.18
(16.5%	)	29.2%	57.5%	(46.1%	)	45.4%	(6.8%	)	12.3%	27.1%	(37.9%	)	10.0%
1.2%		0.4%	0.2%	0.3%		0.1%	0.7%		0.7%	0.8%	0.8%		0.6%

$30,132		$22,287	$3,256	$—		$—	$1,153		$811	$108	$—		$—
2,294		1,415	263	—		—	105		69	10	—		—
$13.16		$15.75	$12.19	$—		$—	$11.01		$11.82	$10.52	$—		$—
(16.5%	)	29.2%	21.9%	—		—	(6.8%	)	12.3%	5.2%	—		—
0.9%		0.1%	—	—		—	0.7%		0.9%	0.5%	—		—

$59,229		$46,198	$8,786	$—		$—	$1,477		$1,153	$128	$—		$—
4,723		3,078	755	—		—	128		93	12	—		—
$12.56		$15.04	$11.63	$—		$—	$11.54		$12.38	$11.02	$—		$—
(16.5%	)	29.2%	16.3%	—		—	(6.8%	)	12.3%	10.2%	—		—
0.9%		0.2%	—	—		—	0.7%		0.9%	0.6%	—		—

$832		$—	$—	$—		$—	$29		$—	$—	$—		$—
109		—	—	—		—	3		—	—	—		—
$7.64		$—	$—	$—		$—	$8.78		$—	$—	$—		$—
(23.6%	)	—	—	—		—	(12.2%	)	—	—	—		—
—		—	—	—		—	0.8%		—	—	—		—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012